American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Equity Fund
May 31, 2022

Avantis U.S. Equity Fund - Schedule of Investments
MAY 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.5%
Aerospace and Defense — 0.9%
AAR Corp.(1)	678	32,693
Axon Enterprise, Inc.(1)	257	26,050
Boeing Co.(1)	1,587	208,532
BWX Technologies, Inc.	3,560	182,272
Curtiss-Wright Corp.	281	39,896
Ducommun, Inc.(1)	89	4,063
General Dynamics Corp.	848	190,724
HEICO Corp.	159	22,745
HEICO Corp., Class A	385	45,080
Hexcel Corp.	1,272	73,076
Howmet Aerospace, Inc.	1,262	45,142
Huntington Ingalls Industries, Inc.	493	103,757
Kratos Defense & Security Solutions, Inc.(1)	917	13,223
L3Harris Technologies, Inc.	689	165,980
Lockheed Martin Corp.	1,755	772,393
Maxar Technologies, Inc.	218	6,510
Mercury Systems, Inc.(1)	261	15,610
Moog, Inc., Class A	847	68,937
National Presto Industries, Inc.	103	6,962
Northrop Grumman Corp.	472	220,882
Parsons Corp.(1)	30	1,171
Raytheon Technologies Corp.	8,595	817,556
Textron, Inc.	3,876	253,064
TransDigm Group, Inc.(1)	207	125,312
Triumph Group, Inc.(1)	528	8,078
		3,449,708
Air Freight and Logistics — 0.9%
Air Transport Services Group, Inc.(1)	3,315	100,179
Atlas Air Worldwide Holdings, Inc.(1)	1,208	84,210
CH Robinson Worldwide, Inc.	502	54,472
Expeditors International of Washington, Inc.	3,378	367,661
FedEx Corp.	4,099	920,553
Forward Air Corp.	234	21,806
Hub Group, Inc., Class A(1)	672	49,043
United Parcel Service, Inc., Class B	9,903	1,804,822
XPO Logistics, Inc.(1)	879	46,974
		3,449,720
Airlines — 0.2%
Alaska Air Group, Inc.(1)	1,423	68,674
Allegiant Travel Co.(1)	445	66,505
American Airlines Group, Inc.(1)	2,286	40,851
Delta Air Lines, Inc.(1)	1,199	49,986
Frontier Group Holdings, Inc.(1)	913	9,815
Hawaiian Holdings, Inc.(1)	2,390	42,422
JetBlue Airways Corp.(1)	4,739	50,897
Mesa Air Group, Inc.(1)	522	1,603
SkyWest, Inc.(1)	1,629	43,918
Southwest Airlines Co.(1)	3,946	180,964

Spirit Airlines, Inc.(1)	1,496	31,341
Sun Country Airlines Holdings, Inc.(1)	212	5,014
United Airlines Holdings, Inc.(1)	677	32,245
		624,235
Auto Components — 0.4%
American Axle & Manufacturing Holdings, Inc.(1)	4,453	36,114
Aptiv PLC(1)	2,035	216,199
Autoliv, Inc.	2,728	218,458
BorgWarner, Inc.	4,383	176,723
Cooper-Standard Holdings, Inc.(1)	132	742
Dana, Inc.	2,357	39,032
Dorman Products, Inc.(1)	700	70,735
Gentex Corp.	4,070	126,496
Gentherm, Inc.(1)	778	53,635
Goodyear Tire & Rubber Co.(1)	8,220	106,202
Lear Corp.	944	133,066
Modine Manufacturing Co.(1)	860	10,165
Motorcar Parts of America, Inc.(1)	233	3,455
QuantumScape Corp.(1)(2)	2,508	32,077
Standard Motor Products, Inc.	341	13,623
Visteon Corp.(1)	323	36,244
Workhorse Group, Inc.(1)(2)	232	717
XPEL, Inc.(1)	189	9,756
		1,283,439
Automobiles — 1.1%
Canoo, Inc.(1)	2,240	7,504
Ford Motor Co.	36,419	498,212
General Motors Co.(1)	15,250	589,870
Harley-Davidson, Inc.	3,640	128,055
Lordstown Motors Corp., Class A(1)	2,733	5,657
Lucid Group, Inc.(1)(2)	4,717	95,189
Rivian Automotive, Inc., Class A(1)	241	7,568
Tesla, Inc.(1)	3,463	2,625,854
Thor Industries, Inc.	933	70,880
Winnebago Industries, Inc.	797	39,412
		4,068,201
Banks — 5.9%
1st Source Corp.	134	6,301
ACNB Corp.	274	9,456
Allegiance Bancshares, Inc.	505	20,326
Amerant Bancorp, Inc.	864	25,453
American National Bankshares, Inc.	384	13,674
Ameris Bancorp	1,706	77,777
Arrow Financial Corp.	599	19,845
Associated Banc-Corp.	3,946	81,682
Atlantic Union Bankshares Corp.	1,701	59,977
Banc of California, Inc.	1,504	28,937
BancFirst Corp.	383	34,750
Bancorp, Inc.(1)	1,686	35,119
Bank First Corp.(2)	345	25,071
Bank of America Corp.	46,640	1,735,008
Bank of Hawaii Corp.	1,184	94,104
Bank of Marin Bancorp	324	10,660
Bank OZK	3,249	134,736
BankUnited, Inc.	2,500	104,150

Banner Corp.	954	55,437
BCB Bancorp, Inc.	593	11,961
Berkshire Hills Bancorp, Inc.	845	22,063
Blue Ridge Bankshares, Inc.	811	12,335
BOK Financial Corp.	625	53,856
Brookline Bancorp., Inc.	1,675	23,735
Business First Bancshares, Inc.	748	16,553
Byline Bancorp, Inc.	780	19,484
Cadence Bank	3,288	87,888
Cambridge Bancorp	192	16,032
Camden National Corp.	451	19,961
Capital City Bank Group, Inc.	175	4,778
Capstar Financial Holdings, Inc.	717	14,935
Carter Bankshares, Inc.(1)	1,318	19,493
Cathay General Bancorp.	1,671	68,695
CBTX, Inc.	475	13,500
Central Pacific Financial Corp.	1,144	27,616
Central Valley Community Bancorp	384	6,451
Citigroup, Inc.	20,647	1,102,756
Citizens & Northern Corp.	211	5,136
Citizens Financial Group, Inc.	10,986	454,601
City Holding Co.	392	32,179
Civista Bancshares, Inc.	218	4,654
CNB Financial Corp.	770	19,350
Coastal Financial Corp.(1)	338	13,338
Columbia Banking System, Inc.	1,767	53,275
Comerica, Inc.	3,572	297,226
Commerce Bancshares, Inc.	2,089	144,517
Community Bank System, Inc.	549	36,234
Community Trust Bancorp, Inc.	482	20,268
ConnectOne Bancorp, Inc.	1,113	30,674
CrossFirst Bankshares, Inc.(1)	869	11,671
Cullen/Frost Bankers, Inc.	810	101,234
Customers Bancorp, Inc.(1)	1,382	57,077
CVB Financial Corp.	2,412	59,769
Dime Community Bancshares, Inc.	1,170	36,785
Eagle Bancorp, Inc.	926	45,893
East West Bancorp, Inc.	3,332	245,035
Eastern Bankshares, Inc.	2,790	54,321
Enterprise Bancorp, Inc.	150	5,066
Enterprise Financial Services Corp.	907	42,003
Equity Bancshares, Inc., Class A	592	19,246
F.N.B. Corp.	7,606	92,413
Farmers & Merchants Bancorp, Inc.	511	20,593
Farmers National Banc Corp.	1,110	17,238
FB Financial Corp.	818	34,372
Fifth Third Bancorp	12,639	498,356
Financial Institutions, Inc.	648	18,241
First BanCorp	4,758	71,037
First Bancorp, Inc.	69	2,089
First Bancorp/Southern Pines NC	791	29,639
First Bancshares, Inc.	537	16,164
First Busey Corp.	1,592	37,332
First Business Financial Services, Inc.	296	10,182
First Citizens BancShares, Inc., Class A	259	181,404

First Commonwealth Financial Corp.	2,633	36,888
First Community Bankshares, Inc.	369	10,627
First Financial Bancorp	2,191	45,967
First Financial Bankshares, Inc.	1,917	79,057
First Financial Corp.	358	16,103
First Foundation, Inc.	1,202	27,105
First Hawaiian, Inc.	2,303	58,980
First Horizon Corp.	13,829	315,716
First Internet Bancorp	270	10,436
First Interstate Bancsystem, Inc., Class A	2,212	84,211
First Merchants Corp.	1,521	62,604
First Mid Bancshares, Inc.	445	16,754
First of Long Island Corp.	279	5,307
First Republic Bank	1,703	264,016
Five Star Bancorp	297	7,731
Flushing Financial Corp.	915	21,137
Fulton Financial Corp.	5,098	80,803
German American Bancorp, Inc.	515	19,586
Glacier Bancorp, Inc.	1,729	83,701
Great Southern Bancorp, Inc.	358	21,247
Hancock Whitney Corp.	2,314	115,330
Hanmi Financial Corp.	1,345	31,392
HarborOne Bancorp, Inc.	694	9,917
Heartland Financial USA, Inc.	932	41,222
Heritage Commerce Corp.	1,136	13,030
Heritage Financial Corp.	687	17,931
Hilltop Holdings, Inc.	1,799	53,988
Home BancShares, Inc.	2,242	50,647
HomeTrust Bancshares, Inc.	196	5,261
Hope Bancorp, Inc.	2,599	37,893
Horizon Bancorp, Inc.	1,083	19,462
Huntington Bancshares, Inc.	17,307	240,221
Independent Bank Corp. (Massachusetts)	694	57,810
Independent Bank Corp. (Michigan)	653	12,936
Independent Bank Group, Inc.	668	48,818
International Bancshares Corp.	1,696	71,113
JPMorgan Chase & Co.	22,283	2,946,481
KeyCorp	21,881	436,745
Lakeland Bancorp, Inc.	1,178	18,283
Lakeland Financial Corp.	564	40,698
Live Oak Bancshares, Inc.	1,124	45,140
M&T Bank Corp.	3,147	566,366
Macatawa Bank Corp.	489	4,533
Mercantile Bank Corp.	568	18,772
Metrocity Bankshares, Inc.	562	11,414
Metropolitan Bank Holding Corp.(1)	258	19,925
Mid Penn Bancorp, Inc.	311	8,543
Midland States Bancorp, Inc.	740	19,891
MidWestOne Financial Group, Inc.	190	5,782
MVB Financial Corp.	145	5,413
National Bank Holdings Corp., Class A	687	27,995
NBT Bancorp, Inc.	1,284	47,482
Nicolet Bankshares, Inc.(1)	207	16,531
Northeast Bank	344	13,007
Northrim BanCorp, Inc.	88	3,657

OceanFirst Financial Corp.	1,395	28,137
OFG Bancorp	2,093	59,316
Old National Bancorp.	5,628	89,485
Old Second Bancorp, Inc.	1,091	16,660
Origin Bancorp, Inc.	749	29,271
Orrstown Financial Services, Inc.	418	10,274
Pacific Premier Bancorp, Inc.	1,771	57,664
PacWest Bancorp	3,340	105,477
Park National Corp.	449	55,546
Parke Bancorp, Inc.	239	5,903
PCB Bancorp.	619	12,399
Peapack-Gladstone Financial Corp.	200	6,740
Peoples Bancorp, Inc.	385	11,003
Pinnacle Financial Partners, Inc.	1,064	86,631
PNC Financial Services Group, Inc.	3,613	633,756
Popular, Inc.	2,764	225,847
Preferred Bank	443	30,350
Premier Financial Corp.	1,015	27,578
Primis Financial Corp.	314	4,239
Prosperity Bancshares, Inc.	1,463	106,068
QCR Holdings, Inc.	506	28,043
RBB Bancorp	596	12,790
Regions Financial Corp.	20,692	457,086
Renasant Corp.	997	30,847
Republic Bancorp, Inc., Class A	412	18,931
S&T Bancorp, Inc.	647	19,028
Sandy Spring Bancorp, Inc.	1,151	48,745
Seacoast Banking Corp. of Florida	1,088	37,253
ServisFirst Bancshares, Inc.	1,192	99,365
Sierra Bancorp	568	12,297
Signature Bank	915	197,887
Silvergate Capital Corp., Class A(1)	419	32,892
Simmons First National Corp., Class A	2,316	59,544
SmartFinancial, Inc.	229	5,931
Southern First Bancshares, Inc.(1)	222	10,012
Southside Bancshares, Inc.	640	25,811
SouthState Corp.	1,540	124,463
Stock Yards Bancorp, Inc.	339	20,001
Summit Financial Group, Inc.	196	5,367
SVB Financial Group(1)	789	385,482
Synovus Financial Corp.	4,240	180,836
Texas Capital Bancshares, Inc.(1)	1,212	68,514
Tompkins Financial Corp.	301	22,939
Towne Bank	1,775	52,327
Trico Bancshares	756	34,277
TriState Capital Holdings, Inc.(1)	721	22,048
Triumph Bancorp, Inc.(1)	1,059	77,032
Truist Financial Corp.	12,429	618,219
Trustmark Corp.	1,692	49,220
U.S. Bancorp	12,505	663,640
UMB Financial Corp.	1,004	92,719
Umpqua Holdings Corp.	6,896	121,714
United Bankshares, Inc.	2,235	83,947
United Community Banks, Inc.	2,262	71,095
Univest Financial Corp.	963	25,520

Valley National Bancorp	8,148	103,561
Veritex Holdings, Inc.	933	32,151
Washington Trust Bancorp, Inc.	493	24,749
Webster Financial Corp.	3,147	154,486
Wells Fargo & Co.	41,460	1,897,624
WesBanco, Inc.	1,386	47,207
West BanCorp, Inc.	500	12,725
Westamerica Bancorporation	600	36,126
Western Alliance Bancorp	2,406	195,776
Wintrust Financial Corp.	1,545	135,018
Zions Bancorp N.A.	4,184	238,655
		21,581,016
Beverages — 1.1%
Boston Beer Co., Inc., Class A(1)	75	26,647
Brown-Forman Corp., Class A	472	29,797
Brown-Forman Corp., Class B	4,463	295,094
Coca-Cola Co.	18,899	1,197,819
Coca-Cola Consolidated, Inc.	201	113,559
Constellation Brands, Inc., Class A	1,406	345,131
Keurig Dr Pepper, Inc.	3,480	120,895
Molson Coors Beverage Co., Class B	4,236	236,538
Monster Beverage Corp.(1)	2,753	245,347
National Beverage Corp.	860	42,682
PepsiCo, Inc.	8,512	1,427,888
		4,081,397
Biotechnology — 2.8%
2seventy bio, Inc.(1)	41	508
AbbVie, Inc.	9,945	1,465,595
ACADIA Pharmaceuticals, Inc.(1)	932	15,052
Adicet Bio, Inc.(1)	495	5,851
Adverum Biotechnologies, Inc.(1)(2)	241	216
Affimed NV(1)	1,762	5,462
Agios Pharmaceuticals, Inc.(1)	619	12,052
Alaunos Therapeutics, Inc.(1)(2)	600	311
Albireo Pharma, Inc.(1)	120	2,392
Alector, Inc.(1)	2,399	21,255
Alkermes PLC(1)	2,415	72,088
Allakos, Inc.(1)(2)	54	162
Allogene Therapeutics, Inc.(1)	125	991
Alnylam Pharmaceuticals, Inc.(1)	419	52,710
Altimmune, Inc.(1)(2)	125	633
ALX Oncology Holdings, Inc.(1)	72	552
Amgen, Inc.	3,763	966,113
AnaptysBio, Inc.(1)	151	2,867
Anika Therapeutics, Inc.(1)	17	370
Arcturus Therapeutics Holdings, Inc.(1)	69	1,372
Arcus Biosciences, Inc.(1)	711	13,473
Ardelyx, Inc.(1)	348	228
Assembly Biosciences, Inc.(1)	133	254
Atara Biotherapeutics, Inc.(1)	834	4,337
Avid Bioservices, Inc.(1)	1,628	21,766
BioCryst Pharmaceuticals, Inc.(1)	946	8,807
Biogen, Inc.(1)	1,667	333,400
Biohaven Pharmaceutical Holding Co. Ltd.(1)	428	61,516
BioMarin Pharmaceutical, Inc.(1)	2,017	151,537

Bluebird Bio, Inc.(1)	123	394
Blueprint Medicines Corp.(1)	609	33,495
C4 Therapeutics, Inc.(1)	686	4,980
Calithera Biosciences, Inc.(1)	173	36
Catalyst Pharmaceuticals, Inc.(1)	3,691	26,575
Cerevel Therapeutics Holdings, Inc.(1)	435	11,367
Cortexyme, Inc.(1)	256	663
Crinetics Pharmaceuticals, Inc.(1)	307	5,142
CRISPR Therapeutics AG(1)	1,163	67,512
Cullinan Oncology, Inc.(1)	506	5,409
CureVac NV(1)(2)	1,193	22,428
Day One Biopharmaceuticals, Inc.(1)(2)	822	5,113
Deciphera Pharmaceuticals, Inc.(1)	82	889
Denali Therapeutics, Inc.(1)	843	20,476
Design Therapeutics, Inc.(1)	496	6,190
Dynavax Technologies Corp.(1)	4,847	57,485
Eagle Pharmaceuticals, Inc.(1)	139	6,491
Editas Medicine, Inc.(1)	376	4,283
Emergent BioSolutions, Inc.(1)	873	28,774
Enanta Pharmaceuticals, Inc.(1)	212	8,465
Exact Sciences Corp.(1)	920	45,825
Exelixis, Inc.(1)	2,650	48,574
FibroGen, Inc.(1)	118	1,161
Frequency Therapeutics, Inc.(1)	165	185
G1 Therapeutics, Inc.(1)(2)	166	807
Generation Bio Co.(1)	153	860
Geron Corp.(1)(2)	2,825	3,899
Gilead Sciences, Inc.	20,055	1,300,567
Halozyme Therapeutics, Inc.(1)	5,277	242,636
Harpoon Therapeutics, Inc.(1)	487	1,003
Horizon Therapeutics PLC(1)	2,976	266,917
Ideaya Biosciences, Inc.(1)	273	3,044
Incyte Corp.(1)	2,121	160,963
Inovio Pharmaceuticals, Inc.(1)(2)	1,873	3,503
Instil Bio, Inc.(1)(2)	748	4,492
Intellia Therapeutics, Inc.(1)	139	6,413
Ionis Pharmaceuticals, Inc.(1)	1,383	50,507
Iovance Biotherapeutics, Inc.(1)	1,053	7,108
Ironwood Pharmaceuticals, Inc.(1)	5,146	57,995
iTeos Therapeutics, Inc.(1)	1,269	22,208
Keros Therapeutics, Inc.(1)	47	1,589
Kezar Life Sciences, Inc.(1)	1,295	6,540
Kiniksa Pharmaceuticals Ltd., Class A(1)	232	1,777
Kodiak Sciences, Inc.(1)	87	630
Krystal Biotech, Inc.(1)	343	20,196
Kura Oncology, Inc.(1)	858	11,291
Kymera Therapeutics, Inc.(1)	547	7,806
Ligand Pharmaceuticals, Inc.(1)	249	22,139
Lyell Immunopharma, Inc.(1)	1,136	4,703
MacroGenics, Inc.(1)	152	527
Madrigal Pharmaceuticals, Inc.(1)	28	1,859
Mirati Therapeutics, Inc.(1)	383	14,998
Moderna, Inc.(1)	5,818	845,530
Monte Rosa Therapeutics, Inc.(1)	439	3,398
Myriad Genetics, Inc.(1)	693	13,333

Neurocrine Biosciences, Inc.(1)	1,142	106,766
Nkarta, Inc.(1)	93	1,342
Novavax, Inc.(1)(2)	1,164	64,404
Nurix Therapeutics, Inc.(1)	334	3,370
Olema Pharmaceuticals, Inc.(1)	299	855
OPKO Health, Inc.(1)	3,813	11,439
Organogenesis Holdings, Inc.(1)	778	4,365
Passage Bio, Inc.(1)	253	455
PDL BioPharma, Inc.(1)	752	1,925
Point Biopharma Global, Inc.(1)(2)	2,767	22,745
Protagonist Therapeutics, Inc.(1)	357	3,127
PTC Therapeutics, Inc.(1)	260	7,636
Regeneron Pharmaceuticals, Inc.(1)	2,013	1,338,122
REGENXBIO, Inc.(1)	1,606	33,790
Relay Therapeutics, Inc.(1)	247	4,021
Repare Therapeutics, Inc.(1)	136	1,248
Replimune Group, Inc.(1)	131	1,903
REVOLUTION Medicines, Inc.(1)	430	7,301
Rhythm Pharmaceuticals, Inc.(1)	119	409
Rigel Pharmaceuticals, Inc.(1)	10,153	18,377
Sage Therapeutics, Inc.(1)	1,513	47,312
Sangamo Therapeutics, Inc.(1)	1,575	5,749
Sarepta Therapeutics, Inc.(1)	530	38,595
Seagen, Inc.(1)	694	94,162
Spectrum Pharmaceuticals, Inc.(1)	83	62
Stoke Therapeutics, Inc.(1)	72	872
Sutro Biopharma, Inc.(1)	160	696
Syndax Pharmaceuticals, Inc.(1)	280	4,620
Talaris Therapeutics, Inc.(1)	221	1,903
Tango Therapeutics, Inc.(1)	1,099	7,352
TCR2 Therapeutics, Inc.(1)	110	255
Travere Therapeutics, Inc.(1)	1,114	25,967
Turning Point Therapeutics, Inc.(1)	116	4,103
Ultragenyx Pharmaceutical, Inc.(1)	172	8,067
uniQure NV(1)(2)	1,408	20,219
United Therapeutics Corp.(1)	1,182	272,262
Vanda Pharmaceuticals, Inc.(1)	982	9,653
Vaxcyte, Inc.(1)	339	8,133
VBI Vaccines, Inc.(1)	770	705
Vertex Pharmaceuticals, Inc.(1)	4,622	1,241,700
Viking Therapeutics, Inc.(1)(2)	399	886
Vir Biotechnology, Inc.(1)	1,718	44,342
Voyager Therapeutics, Inc.(1)	243	1,473
Xencor, Inc.(1)	485	10,830
Xenon Pharmaceuticals, Inc.(1)	995	26,218
Zymeworks, Inc.(1)(2)	83	558
		10,233,314
Building Products — 0.7%
Advanced Drainage Systems, Inc.	484	53,003
Allegion PLC	925	103,276
American Woodmark Corp.(1)	7	365
AO Smith Corp.	3,011	181,021
Apogee Enterprises, Inc.	875	36,400
Armstrong World Industries, Inc.	1,587	132,515
Builders FirstSource, Inc.(1)	5,958	387,806

Carrier Global Corp.	4,462	175,401
Cornerstone Building Brands, Inc.(1)	599	14,705
CSW Industrials, Inc.	147	15,600
Fortune Brands Home & Security, Inc.	926	64,218
Gibraltar Industries, Inc.(1)	251	10,482
Griffon Corp.	1,265	40,569
Hayward Holdings, Inc.(1)	539	8,247
Insteel Industries, Inc.	667	27,620
JELD-WEN Holding, Inc.(1)	1,516	28,546
Johnson Controls International PLC	2,010	109,565
Lennox International, Inc.	155	32,380
Masco Corp.	1,107	62,756
Masonite International Corp.(1)	811	74,474
Owens Corning	3,121	298,305
Patrick Industries, Inc.	464	27,891
Quanex Building Products Corp.	780	15,865
Resideo Technologies, Inc.(1)	946	22,345
Simpson Manufacturing Co., Inc.	774	83,863
Trane Technologies PLC	863	119,146
Trex Co., Inc.(1)	2,678	170,642
UFP Industries, Inc.	892	68,862
Zurn Water Solutions Corp.	2,517	72,540
		2,438,408
Capital Markets — 3.5%
Affiliated Managers Group, Inc.	122	16,302
Ameriprise Financial, Inc.	2,687	742,338
Ares Management Corp., Class A	806	57,363
Artisan Partners Asset Management, Inc., Class A	2,435	93,528
B. Riley Financial, Inc.	781	42,447
Bank of New York Mellon Corp.	9,327	434,731
BGC Partners, Inc., Class A	5,615	18,305
BlackRock, Inc.	854	571,394
Blackstone, Inc.	9,082	1,069,769
Brightsphere Investment Group, Inc.	1,432	29,198
Carlyle Group, Inc.	6,168	237,653
Cboe Global Markets, Inc.	580	65,140
Charles Schwab Corp.	10,124	709,692
CME Group, Inc.	2,237	444,783
Cohen & Steers, Inc.	802	61,120
Coinbase Global, Inc., Class A(1)	2,116	165,260
Cowen, Inc., Class A	748	19,852
Diamond Hill Investment Group, Inc.	95	17,778
Donnelley Financial Solutions, Inc.(1)	603	18,759
Evercore, Inc., Class A	1,201	137,154
FactSet Research Systems, Inc.	543	207,307
Federated Hermes, Inc.	2,049	69,605
Focus Financial Partners, Inc., Class A(1)	408	15,382
Franklin Resources, Inc.	4,032	109,187
Goldman Sachs Group, Inc.	4,136	1,351,852
Hamilton Lane, Inc., Class A	248	17,248
Houlihan Lokey, Inc.	2,001	171,966
Interactive Brokers Group, Inc., Class A	674	41,478
Intercontinental Exchange, Inc.	1,419	145,291
Invesco Ltd.	6,693	129,443
Janus Henderson Group PLC	4,060	114,127

KKR & Co., Inc.	7,160	392,440
Lazard Ltd., Class A	3,231	113,925
LPL Financial Holdings, Inc.	1,198	235,036
Manning & Napier, Inc.	789	10,020
MarketAxess Holdings, Inc.	363	102,250
Moelis & Co., Class A	2,333	109,464
Moody's Corp.	1,104	332,933
Morgan Stanley	12,112	1,043,328
Morningstar, Inc.	190	48,836
MSCI, Inc.	339	149,957
Nasdaq, Inc.	371	57,601
Northern Trust Corp.	2,923	326,645
Open Lending Corp., Class A(1)	2,157	28,386
Oppenheimer Holdings, Inc., Class A	408	14,570
Piper Sandler Cos.	766	100,951
PJT Partners, Inc., Class A	240	18,202
Raymond James Financial, Inc.	3,852	379,383
S&P Global, Inc.	1,784	623,472
SEI Investments Co.	3,084	180,198
State Street Corp.	3,881	281,334
StepStone Group, Inc., Class A	1,178	32,112
Stifel Financial Corp.	2,844	182,499
StoneX Group, Inc.(1)	603	45,267
T. Rowe Price Group, Inc.	3,744	475,825
Tradeweb Markets, Inc., Class A	632	42,730
Victory Capital Holdings, Inc., Class A	933	26,385
Virtu Financial, Inc., Class A	4,225	110,399
Virtus Investment Partners, Inc.	188	36,220
WisdomTree Investments, Inc.	2,210	13,150
		12,838,970
Chemicals — 2.9%
AdvanSix, Inc.	1,154	53,465
Air Products and Chemicals, Inc.	2,140	526,782
Albemarle Corp.	2,047	533,080
American Vanguard Corp.	1,244	30,702
Ashland Global Holdings, Inc.	1,009	107,983
Avient Corp.	1,128	55,498
Axalta Coating Systems Ltd.(1)	1,496	40,631
Balchem Corp.	317	39,444
Cabot Corp.	2,464	186,303
Celanese Corp.	2,436	381,283
CF Industries Holdings, Inc.	6,441	636,177
Chase Corp.	153	12,361
Chemours Co.	6,118	263,625
Corteva, Inc.	9,479	593,575
Danimer Scientific, Inc.(1)(2)	1,017	4,465
Dow, Inc.	15,756	1,071,093
DuPont de Nemours, Inc.	4,665	316,520
Eastman Chemical Co.	3,371	371,349
Ecolab, Inc.	789	129,325
Ecovyst, Inc.	968	9,941
Element Solutions, Inc.	781	16,627
FMC Corp.	3,701	453,668
GCP Applied Technologies, Inc.(1)	467	14,533
H.B. Fuller Co.	487	34,616

Hawkins, Inc.	610	22,058
Huntsman Corp.	5,297	192,016
Ingevity Corp.(1)	1,352	94,207
Innospec, Inc.	174	17,753
International Flavors & Fragrances, Inc.	1,429	188,871
Intrepid Potash, Inc.(1)	162	10,671
Koppers Holdings, Inc.	734	19,891
Kronos Worldwide, Inc.	903	17,202
Linde PLC	2,924	949,364
LSB Industries, Inc.(1)	4,030	81,084
LyondellBasell Industries NV, Class A	6,453	737,255
Minerals Technologies, Inc.	413	27,365
Mosaic Co.	12,135	760,258
NewMarket Corp.	182	59,973
Olin Corp.	5,149	338,753
Origin Materials, Inc.(1)	1,311	9,282
Orion Engineered Carbons SA	2,618	50,554
PPG Industries, Inc.	980	123,960
PureCycle Technologies, Inc.(1)	1,105	9,437
Quaker Chemical Corp.	152	23,773
RPM International, Inc.	949	83,607
Scotts Miracle-Gro Co.	430	40,687
Sensient Technologies Corp.	532	46,518
Sherwin-Williams Co.	1,835	491,853
Stepan Co.	372	41,705
Tredegar Corp.	1,180	14,290
Trinseo PLC	1,639	77,508
Tronox Holdings PLC, Class A	4,469	80,487
Valvoline, Inc.	2,780	93,019
Westlake Corp.	860	113,615
		10,700,062
Commercial Services and Supplies — 0.5%
ADT, Inc.	1,747	13,068
Brady Corp., Class A	638	30,949
Brink's Co.	478	29,077
Casella Waste Systems, Inc., Class A(1)	858	61,416
Cimpress PLC(1)	8	349
Cintas Corp.	542	215,895
Civeo Corp.(1)	1,036	31,287
Clean Harbors, Inc.(1)	1,513	141,314
Copart, Inc.(1)	1,874	214,629
Deluxe Corp.	156	3,733
Ennis, Inc.	205	3,721
Healthcare Services Group, Inc.	1,523	26,150
Heritage-Crystal Clean, Inc.(1)	610	16,818
HNI Corp.	1,019	38,854
IAA, Inc.(1)	1,865	72,791
Interface, Inc.	1,955	28,132
KAR Auction Services, Inc.(1)	586	9,358
McGrath RentCorp	715	58,780
MSA Safety, Inc.	191	24,351
Pitney Bowes, Inc.	1,109	5,190
Quad/Graphics, Inc.(1)	1,703	6,846
Republic Services, Inc.	746	99,845
Rollins, Inc.	1,768	62,693

Steelcase, Inc., Class A	935	11,463
Stericycle, Inc.(1)	75	3,791
Team, Inc.(1)	460	543
Tetra Tech, Inc.	261	35,227
UniFirst Corp.	194	31,707
VSE Corp.	101	3,925
Waste Connections, Inc.	1,017	129,708
Waste Management, Inc.	2,970	470,775
		1,882,385
Communications Equipment — 0.5%
ADTRAN, Inc.	351	6,504
Arista Networks, Inc.(1)	2,598	265,724
Aviat Networks, Inc.(1)	332	9,734
Cambium Networks Corp.(1)	125	1,786
Ciena Corp.(1)	2,194	111,499
Cisco Systems, Inc.	14,143	637,142
CommScope Holding Co., Inc.(1)	2,063	15,493
Comtech Telecommunications Corp.	175	2,189
EchoStar Corp., Class A(1)	780	18,743
EMCORE Corp.(1)	812	2,680
Extreme Networks, Inc.(1)	2,001	19,850
F5, Inc.(1)	259	42,227
InterDigital, Inc.	562	36,693
Juniper Networks, Inc.	2,173	66,668
Lumentum Holdings, Inc.(1)	1,326	114,142
Motorola Solutions, Inc.	734	161,289
NETGEAR, Inc.(1)	326	6,210
NetScout Systems, Inc.(1)	924	31,721
Plantronics, Inc.(1)	797	31,466
Ribbon Communications, Inc.(1)	594	1,681
Ubiquiti, Inc.(2)	105	27,464
ViaSat, Inc.(1)	2,208	87,194
Viavi Solutions, Inc.(1)	3,474	50,269
		1,748,368
Construction and Engineering — 0.3%
AECOM	294	20,536
Ameresco, Inc., Class A(1)	240	14,093
API Group Corp.(1)	1,739	30,345
Arcosa, Inc.	788	41,662
Argan, Inc.	354	14,156
Comfort Systems USA, Inc.	847	75,993
Dycom Industries, Inc.(1)	713	66,387
EMCOR Group, Inc.	1,105	116,721
Fluor Corp.(1)	1,904	53,750
Granite Construction, Inc.	1,638	53,481
Great Lakes Dredge & Dock Corp.(1)	2,633	38,705
IES Holdings, Inc.(1)	104	3,213
MasTec, Inc.(1)	1,366	114,184
Matrix Service Co.(1)	1	6
MDU Resources Group, Inc.	3,472	95,063
MYR Group, Inc.(1)	655	60,004
Northwest Pipe Co.(1)	260	8,687
NV5 Global, Inc.(1)	172	21,187
Primoris Services Corp.	679	16,486
Quanta Services, Inc.	1,604	190,876

Sterling Construction Co., Inc.(1)	1,283	31,575
Tutor Perini Corp.(1)	1,023	10,373
Valmont Industries, Inc.	236	60,593
WillScot Mobile Mini Holdings Corp.(1)	3,752	134,059
		1,272,135
Construction Materials — 0.2%
Eagle Materials, Inc.	1,380	180,173
Martin Marietta Materials, Inc.	716	242,996
Summit Materials, Inc., Class A(1)	1,702	46,482
United States Lime & Minerals, Inc.	34	4,043
Vulcan Materials Co.	1,269	209,220
		682,914
Consumer Finance — 1.3%
Ally Financial, Inc.	10,154	447,182
American Express Co.	5,187	875,669
Atlanticus Holdings Corp.(1)	173	6,731
Capital One Financial Corp.	7,635	976,211
Consumer Portfolio Services, Inc.(1)	792	10,724
Credit Acceptance Corp.(1)(2)	252	150,018
Discover Financial Services	6,657	755,503
Encore Capital Group, Inc.(1)	1,178	71,988
Enova International, Inc.(1)	991	31,296
EZCORP, Inc., Class A(1)	1,486	11,264
Green Dot Corp., Class A(1)	1,850	53,354
LendingClub Corp.(1)	1,423	22,370
Navient Corp.	5,259	84,144
Nelnet, Inc., Class A	486	41,159
OneMain Holdings, Inc.	3,935	173,376
Oportun Financial Corp.(1)	218	2,455
PRA Group, Inc.(1)	1,218	45,066
PROG Holdings, Inc.(1)	2,373	69,268
Regional Management Corp.	404	19,222
SLM Corp.	10,330	202,365
SoFi Technologies, Inc.(1)(2)	8,756	65,495
Synchrony Financial	15,059	557,785
Upstart Holdings, Inc.(1)(2)	1,415	71,316
World Acceptance Corp.(1)(2)	184	27,245
		4,771,206
Containers and Packaging — 0.6%
Amcor PLC	6,192	81,115
AptarGroup, Inc.	741	79,354
Ardagh Metal Packaging SA(1)	1,684	10,171
Avery Dennison Corp.	871	150,300
Ball Corp.	2,728	193,388
Berry Global Group, Inc.(1)	844	49,231
Crown Holdings, Inc.	857	89,505
Graphic Packaging Holding Co.	9,779	217,681
Greif, Inc., Class A	102	6,066
International Paper Co.	6,520	315,894
Myers Industries, Inc.	941	22,396
O-I Glass, Inc.(1)	1,786	29,380
Packaging Corp. of America	2,966	466,492
Sealed Air Corp.	2,260	140,527
Silgan Holdings, Inc.	152	6,659
Sonoco Products Co.	2,935	171,609

UFP Technologies, Inc.(1)	50	3,822
WestRock Co.	5,045	244,632
		2,278,222
Distributors — 0.2%
Funko, Inc., Class A(1)	360	7,333
Genuine Parts Co.	3,152	430,973
LKQ Corp.	4,458	229,097
Pool Corp.	605	241,165
		908,568
Diversified Consumer Services — 0.2%
Adtalem Global Education, Inc.(1)	1,930	62,957
American Public Education, Inc.(1)	77	1,073
Bright Horizons Family Solutions, Inc.(1)	192	17,386
frontdoor, Inc.(1)	841	20,806
Graham Holdings Co., Class B	49	30,038
Grand Canyon Education, Inc.(1)	1,419	126,532
H&R Block, Inc.	2,819	99,341
Laureate Education, Inc., Class A	5,744	73,121
OneSpaWorld Holdings Ltd.(1)	449	4,221
Perdoceo Education Corp.(1)	2,416	26,359
Service Corp. International	2,235	156,517
Strategic Education, Inc.	64	4,212
Stride, Inc.(1)	1,135	44,390
Terminix Global Holdings, Inc.(1)	304	13,197
Universal Technical Institute, Inc.(1)	1,620	14,710
WW International, Inc.(1)	204	1,446
		696,306
Diversified Financial Services — 1.1%
A-Mark Precious Metals, Inc.	306	23,265
Acacia Research Corp.(1)	2,587	12,366
Alerus Financial Corp.	452	11,481
Apollo Global Management, Inc.	9,602	553,459
Berkshire Hathaway, Inc., Class B(1)	7,563	2,389,757
Cannae Holdings, Inc.(1)	1,598	32,391
Equitable Holdings, Inc.	13,663	415,492
Jefferies Financial Group, Inc.	6,277	207,266
Voya Financial, Inc.	3,706	254,269
		3,899,746
Diversified Telecommunication Services — 1.1%
Anterix, Inc.(1)	60	2,568
AT&T, Inc.	65,491	1,394,303
ATN International, Inc.	325	14,329
Cogent Communications Holdings, Inc.	206	12,440
Consolidated Communications Holdings, Inc.(1)	479	3,171
IDT Corp., Class B(1)	973	26,816
Iridium Communications, Inc.(1)	3,543	131,481
Lumen Technologies, Inc.	10,454	127,957
Radius Global Infrastructure, Inc., Class A(1)	1,899	28,295
Telesat Corp.(1)(2)	111	1,857
Verizon Communications, Inc.	42,772	2,193,776
		3,936,993
Electric Utilities — 1.9%
ALLETE, Inc.	973	60,345
Alliant Energy Corp.	1,782	113,727
American Electric Power Co., Inc.	5,430	554,023

Avangrid, Inc.	746	35,502
Brookfield Renewable Corp., Class A	2,666	96,456
Constellation Energy Corp.	3,903	242,298
Duke Energy Corp.	3,206	360,739
Edison International	5,622	393,034
Entergy Corp.	3,371	405,599
Evergy, Inc.	2,308	161,422
Eversource Energy	3,567	329,305
Exelon Corp.	15,959	784,385
FirstEnergy Corp.	4,696	201,740
Hawaiian Electric Industries, Inc.	2,356	101,709
IDACORP, Inc.	533	58,108
MGE Energy, Inc.	355	28,176
NextEra Energy, Inc.	5,012	379,358
NRG Energy, Inc.	4,000	184,160
OGE Energy Corp.	3,252	134,308
Otter Tail Corp.	845	55,255
PG&E Corp.(1)	31,766	387,545
Pinnacle West Capital Corp.	2,614	202,977
PNM Resources, Inc.	273	12,976
Portland General Electric Co.	2,453	120,810
PPL Corp.	13,140	396,565
Southern Co.	8,773	663,765
Xcel Energy, Inc.	7,055	531,524
		6,995,811
Electrical Equipment — 0.6%
Acuity Brands, Inc.	620	108,513
Allied Motion Technologies, Inc.	103	2,528
AMETEK, Inc.	981	119,162
Array Technologies, Inc.(1)	950	10,526
Atkore, Inc.(1)	1,887	205,532
AZZ, Inc.	233	10,429
Bloom Energy Corp., Class A(1)	941	16,486
Eaton Corp. PLC	1,202	166,597
Emerson Electric Co.	5,546	491,708
Encore Wire Corp.	907	113,393
EnerSys	620	41,986
FREYR Battery SA(1)	2,327	19,733
FuelCell Energy, Inc.(1)	3,348	13,727
Generac Holdings, Inc.(1)	447	110,445
GrafTech International Ltd.	3,110	26,995
Hubbell, Inc.	215	40,820
nVent Electric PLC	1,051	37,205
Plug Power, Inc.(1)(2)	5,674	104,856
Regal Rexnord Corp.	660	82,467
Rockwell Automation, Inc.	1,088	231,962
Sensata Technologies Holding PLC	509	24,447
Shoals Technologies Group, Inc., Class A(1)	232	3,619
Sunrun, Inc.(1)	2,181	56,968
TPI Composites, Inc.(1)	537	7,405
Vertiv Holdings Co.	4,773	52,455
Vicor Corp.(1)	201	13,527
		2,113,491
Electronic Equipment, Instruments and Components — 1.1%
Aeva Technologies, Inc.(1)	1,223	3,975

Amphenol Corp., Class A	2,070	146,680
Arrow Electronics, Inc.(1)	998	120,409
Avnet, Inc.	1,708	82,753
Badger Meter, Inc.	447	35,376
Bel Fuse, Inc., Class B	256	4,124
Belden, Inc.	19	1,094
Benchmark Electronics, Inc.	796	20,290
CDW Corp.	1,292	219,459
Cognex Corp.	1,413	68,417
Coherent, Inc.(1)	480	130,061
Corning, Inc.	15,911	569,932
CTS Corp.	352	14,316
Daktronics, Inc.(1)	760	2,538
Dolby Laboratories, Inc., Class A	512	39,741
ePlus, Inc.(1)	464	26,327
Fabrinet(1)	572	49,690
FARO Technologies, Inc.(1)	88	2,835
Flex Ltd.(1)	13,886	237,034
II-VI, Inc.(1)	1,038	64,875
Insight Enterprises, Inc.(1)	830	82,021
IPG Photonics Corp.(1)	275	29,010
Itron, Inc.(1)	11	568
Jabil, Inc.	4,661	286,745
Keysight Technologies, Inc.(1)	2,497	363,563
Kimball Electronics, Inc.(1)	789	14,999
Knowles Corp.(1)	1,027	19,739
Littelfuse, Inc.	295	79,709
Methode Electronics, Inc.	659	29,688
Napco Security Technologies, Inc.(1)	300	5,883
National Instruments Corp.	1,364	48,177
nLight, Inc.(1)	132	1,620
Novanta, Inc.(1)	194	23,854
OSI Systems, Inc.(1)	313	26,267
PC Connection, Inc.	108	4,829
Plexus Corp.(1)	496	42,061
Rogers Corp.(1)	301	79,879
Sanmina Corp.(1)	1,949	85,542
ScanSource, Inc.(1)	877	33,975
TD SYNNEX Corp.	1,631	169,379
TE Connectivity Ltd.	2,688	347,800
Teledyne Technologies, Inc.(1)	182	73,737
Trimble, Inc.(1)	742	50,493
TTM Technologies, Inc.(1)	3,605	51,515
Vishay Intertechnology, Inc.	4,526	92,511
Vishay Precision Group, Inc.(1)	149	4,530
Vontier Corp.	1,994	53,479
Zebra Technologies Corp., Class A(1)	322	108,897
		4,050,396
Energy Equipment and Services — 0.8%
Archrock, Inc.	6,912	69,327
Baker Hughes Co.	12,169	437,841
Bristow Group, Inc.(1)	795	25,273
Cactus, Inc., Class A	582	30,508
ChampionX Corp.	4,393	102,225
Core Laboratories NV	695	19,585

Dril-Quip, Inc.(1)	967	30,402
Expro Group Holdings NV(1)	189	2,584
Exterran Corp.(1)	1,528	9,336
Halliburton Co.	18,925	766,462
Helix Energy Solutions Group, Inc.(1)	983	4,561
Helmerich & Payne, Inc.	1,931	97,226
Liberty Energy, Inc., Class A(1)	2,733	44,466
Nabors Industries Ltd.(1)	439	73,212
Newpark Resources, Inc.(1)	1,250	5,375
NexTier Oilfield Solutions, Inc.(1)	1,824	19,882
Noble Corp.(1)	1,535	55,690
NOV, Inc.	7,631	152,620
Oceaneering International, Inc.(1)	4,305	54,760
Oil States International, Inc.(1)	607	4,698
Patterson-UTI Energy, Inc.	4,703	89,733
ProPetro Holding Corp.(1)	3,099	40,442
RPC, Inc.(1)	699	6,543
Schlumberger NV	9,301	427,474
Select Energy Services, Inc., Class A(1)	634	5,370
TechnipFMC PLC(1)	5,104	42,057
TETRA Technologies Inc(1)	3,876	19,458
Tidewater, Inc.(1)	1,106	28,148
Transocean Ltd.(1)	8,536	35,168
US Silica Holdings, Inc.(1)	3,249	57,442
Valaris Ltd.(1)	2,649	157,483
Weatherford International PLC(1)	3,564	120,606
		3,035,957
Entertainment — 0.7%
Activision Blizzard, Inc.	3,036	236,444
AMC Entertainment Holdings, Inc., Class A(1)	2,207	31,648
Electronic Arts, Inc.	1,795	248,877
IMAX Corp.(1)	513	8,885
Liberty Media Corp.-Liberty Formula One, Class A(1)	216	12,316
Liberty Media Corp.-Liberty Formula One, Class C(1)	2,009	125,141
Live Nation Entertainment, Inc.(1)	402	38,210
Madison Square Garden Entertainment Corp.(1)	519	35,183
Madison Square Garden Sports Corp.(1)	133	21,793
Marcus Corp.(1)(2)	226	3,542
Netflix, Inc.(1)	2,425	478,792
Playstudios, Inc.(1)	2,241	14,051
Playtika Holding Corp.(1)	514	7,612
Roku, Inc.(1)	475	45,078
Take-Two Interactive Software, Inc.(1)	3,066	381,847
Walt Disney Co.(1)	5,252	580,031
Warner Bros Discovery, Inc.(1)	8,905	164,297
World Wrestling Entertainment, Inc., Class A	1,456	97,217
		2,530,964
Food and Staples Retailing — 1.8%
Albertsons Cos., Inc., Class A	2,681	81,905
Andersons, Inc.	834	31,367
BJ's Wholesale Club Holdings, Inc.(1)	2,011	116,377
Casey's General Stores, Inc.	1,047	219,388
Costco Wholesale Corp.	5,278	2,460,709
Grocery Outlet Holding Corp.(1)	68	2,601
Ingles Markets, Inc., Class A	741	65,993

Kroger Co.	18,575	983,918
Natural Grocers by Vitamin Cottage, Inc.	593	10,472
Performance Food Group Co.(1)	1,656	71,771
PriceSmart, Inc.	476	37,428
SpartanNash Co.	1,193	41,051
Sprouts Farmers Market, Inc.(1)	4,995	135,315
Sysco Corp.	4,207	354,145
United Natural Foods, Inc.(1)	2,370	100,512
US Foods Holding Corp.(1)	249	8,247
Village Super Market, Inc., Class A	118	2,801
Walgreens Boots Alliance, Inc.	5,900	258,597
Walmart, Inc.	12,991	1,671,032
Weis Markets, Inc.	703	51,685
		6,705,314
Food Products — 1.2%
Archer-Daniels-Midland Co.	7,043	639,645
B&G Foods, Inc.	1,239	28,014
Bunge Ltd.	2,100	248,472
Cal-Maine Foods, Inc.	224	10,692
Calavo Growers, Inc.	128	4,358
Campbell Soup Co.	650	31,142
Conagra Brands, Inc.	997	32,791
Darling Ingredients, Inc.(1)	3,873	310,111
Flowers Foods, Inc.	5,736	158,314
Fresh Del Monte Produce, Inc.	779	19,896
General Mills, Inc.	1,563	109,176
Hain Celestial Group, Inc.(1)	1,287	33,912
Hershey Co.	1,902	402,672
Hormel Foods Corp.	1,791	87,168
Hostess Brands, Inc.(1)	2,775	58,969
Ingredion, Inc.	1,502	142,224
J&J Snack Foods Corp.	148	18,977
J.M. Smucker Co.	1,415	177,399
John B Sanfilippo & Son, Inc.	282	21,539
Kellogg Co.	805	56,141
Kraft Heinz Co.	5,846	221,154
Lamb Weston Holdings, Inc.	2,657	179,560
Lancaster Colony Corp.	177	21,576
McCormick & Co., Inc.	345	31,988
Mission Produce, Inc.(1)	437	5,843
Mondelez International, Inc., Class A	6,301	400,492
Pilgrim's Pride Corp.(1)	1,548	51,579
Post Holdings, Inc.(1)	93	7,647
Sanderson Farms, Inc.	855	170,573
Seaboard Corp.	6	24,836
Seneca Foods Corp., Class A(1)	387	22,001
Simply Good Foods Co.(1)	1,298	51,868
TreeHouse Foods, Inc.(1)	20	822
Tyson Foods, Inc., Class A	5,324	477,084
Whole Earth Brands, Inc.(1)	160	1,094
		4,259,729
Gas Utilities — 0.2%
Atmos Energy Corp.	1,224	142,363
Chesapeake Utilities Corp.	291	38,869
Macquarie Infrastructure Holdings LLC	701	2,678

National Fuel Gas Co.	2,283	167,869
New Jersey Resources Corp.	2,530	116,177
Northwest Natural Holding Co.	947	51,413
ONE Gas, Inc.	647	56,302
South Jersey Industries, Inc.	1,641	57,189
UGI Corp.	1,849	79,026
		711,886
Health Care Equipment and Supplies — 2.1%
Abbott Laboratories	9,989	1,173,308
ABIOMED, Inc.(1)	305	80,429
Align Technology, Inc.(1)	816	226,554
AngioDynamics, Inc.(1)	722	14,173
Asensus Surgical, Inc.(1)	792	311
Atrion Corp.	34	21,379
Avanos Medical, Inc.(1)	244	7,000
Baxter International, Inc.	5,808	441,698
Becton Dickinson and Co.	864	221,011
Boston Scientific Corp.(1)	6,529	267,754
Butterfly Network, Inc.(1)	3,163	9,647
Cardiovascular Systems, Inc.(1)	88	1,431
Co-Diagnostics, Inc.(1)	798	4,030
CONMED Corp.	43	5,001
Cooper Cos., Inc.	485	170,109
Cue Health, Inc.(1)	1,815	9,601
Danaher Corp.	1,954	515,504
DENTSPLY SIRONA, Inc.	1,323	52,338
DexCom, Inc.(1)	406	120,964
Edwards Lifesciences Corp.(1)	4,339	437,588
Embecta Corp.(1)	489	12,117
Enovis Corp.(1)	442	29,322
Envista Holdings Corp.(1)	1,501	64,603
Glaukos Corp.(1)	840	34,297
Globus Medical, Inc., Class A(1)	1,092	72,727
Haemonetics Corp.(1)	829	52,443
Hologic, Inc.(1)	6,774	509,879
ICU Medical, Inc.(1)	398	72,293
IDEXX Laboratories, Inc.(1)	844	330,527
Inogen, Inc.(1)	174	4,468
Insulet Corp.(1)	144	30,741
Integer Holdings Corp.(1)	295	23,535
Integra LifeSciences Holdings Corp.(1)	697	43,660
Intuitive Surgical, Inc.(1)	1,704	387,899
Lantheus Holdings, Inc.(1)	836	57,283
LeMaitre Vascular, Inc.	128	5,852
LENSAR, Inc.(1)	57	386
Masimo Corp.(1)	338	47,465
Medtronic PLC	4,902	490,935
Meridian Bioscience, Inc.(1)	713	19,608
Merit Medical Systems, Inc.(1)	1,016	62,372
Natus Medical, Inc.(1)	667	21,871
Novocure Ltd.(1)	198	15,915
NuVasive, Inc.(1)	617	35,422
OraSure Technologies, Inc.(1)	1,749	7,258
Orthofix Medical, Inc.(1)	268	7,367
OrthoPediatrics Corp.(1)	107	4,940

Outset Medical, Inc.(1)	537	11,707
Penumbra, Inc.(1)	198	29,090
QuidelOrtho Corp.(1)	1,435	136,384
ResMed, Inc.	787	160,123
Shockwave Medical, Inc.(1)	190	31,200
STERIS PLC	475	108,395
Stryker Corp.	1,181	276,945
Tandem Diabetes Care, Inc.(1)	400	27,268
Teleflex, Inc.	263	75,676
Utah Medical Products, Inc.	113	9,734
Varex Imaging Corp.(1)	658	15,160
ViewRay, Inc.(1)	1,573	4,546
West Pharmaceutical Services, Inc.	639	198,333
Zimmer Biomet Holdings, Inc.	1,906	229,120
Zimvie, Inc.(1)	69	1,502
		7,540,198
Health Care Providers and Services — 2.4%
Acadia Healthcare Co., Inc.(1)	915	65,121
agilon health, Inc.(1)	877	16,751
Amedisys, Inc.(1)	56	6,491
AmerisourceBergen Corp.	1,914	296,268
AMN Healthcare Services, Inc.(1)	1,552	150,389
Anthem, Inc.	3,313	1,688,338
Apollo Medical Holdings, Inc.(1)(2)	519	19,483
Brookdale Senior Living, Inc.(1)	5,183	29,543
Cardinal Health, Inc.	3,790	213,453
Centene Corp.(1)	10,562	860,169
Chemed Corp.	168	81,379
Cigna Corp.	886	237,705
Clover Health Investments Corp.(1)	2,646	7,065
Community Health Systems, Inc.(1)	542	2,840
CorVel Corp.(1)	304	45,345
CVS Health Corp.	3,564	344,817
DaVita, Inc.(1)	433	42,213
Encompass Health Corp.	544	35,654
Ensign Group, Inc.	1,588	128,898
Fulgent Genetics, Inc.(1)	945	51,512
Guardant Health, Inc.(1)	210	8,606
Hanger, Inc.(1)	173	2,732
HCA Healthcare, Inc.	1,258	264,683
HealthEquity, Inc.(1)	492	30,789
Henry Schein, Inc.(1)	1,095	93,776
Humana, Inc.	1,244	565,062
InfuSystem Holdings, Inc.(1)	278	2,688
Joint Corp.(1)	325	5,421
Laboratory Corp. of America Holdings	1,478	364,652
LHC Group, Inc.(1)	61	10,166
McKesson Corp.	392	128,846
MEDNAX, Inc.(1)	181	3,497
ModivCare, Inc.(1)	191	18,227
Molina Healthcare, Inc.(1)	1,873	543,582
National Healthcare Corp.	233	16,378
National Research Corp.	202	7,250
Oak Street Health, Inc.(1)(2)	233	4,399
Owens & Minor, Inc.	2,443	85,212

Patterson Cos., Inc.	1,666	52,629
Premier, Inc., Class A	2,304	86,193
Quest Diagnostics, Inc.	575	81,086
R1 RCM, Inc.(1)	2,179	46,783
RadNet, Inc.(1)	227	4,660
Select Medical Holdings Corp.	625	15,219
Tenet Healthcare Corp.(1)	1,018	65,875
Tivity Health, Inc.(1)	601	19,472
UnitedHealth Group, Inc.	3,625	1,800,827
Universal Health Services, Inc., Class B	846	105,420
		8,757,564
Health Care Technology — 0.2%
Allscripts Healthcare Solutions, Inc.(1)	5,340	91,261
American Well Corp., Class A(1)	2,082	7,870
Cerner Corp.	4,655	441,527
Change Healthcare, Inc.(1)	1,093	26,330
Evolent Health, Inc., Class A(1)	770	21,660
HealthStream, Inc.(1)	242	4,930
Inspire Medical Systems, Inc.(1)	128	22,634
Multiplan Corp.(1)(2)	1,051	5,255
NextGen Healthcare, Inc.(1)	1,155	20,917
Omnicell, Inc.(1)	389	43,241
Schrodinger, Inc.(1)	93	2,403
Teladoc Health, Inc.(1)(2)	531	18,102
Veeva Systems, Inc., Class A(1)	600	102,156
		808,286
Hotels, Restaurants and Leisure — 1.1%
Accel Entertainment, Inc.(1)	1,558	16,873
Airbnb, Inc., Class A(1)	925	111,805
Aramark	268	9,238
BJ's Restaurants, Inc.(1)	123	3,231
Bloomin' Brands, Inc.	2,879	60,776
Boyd Gaming Corp.	2,988	175,605
Caesars Entertainment, Inc.(1)	1,838	92,212
Carnival Corp.(1)	6,046	83,919
Century Casinos, Inc.(1)	1,373	12,000
Cheesecake Factory, Inc.	2,161	70,578
Chipotle Mexican Grill, Inc.(1)	279	391,311
Choice Hotels International, Inc.	864	110,497
Churchill Downs, Inc.	547	110,729
Chuy's Holdings, Inc.(1)	150	3,389
Cracker Barrel Old Country Store, Inc.	915	93,339
Darden Restaurants, Inc.	1,717	214,625
Dave & Buster's Entertainment, Inc.(1)	694	26,296
Dine Brands Global, Inc.	76	5,585
Domino's Pizza, Inc.	107	38,859
DraftKings, Inc., Class A(1)(2)	1,081	14,648
Everi Holdings, Inc.(1)	1,846	33,043
Fiesta Restaurant Group, Inc.(1)	301	2,242
GAN Ltd.(1)	132	445
Golden Entertainment, Inc.(1)	852	40,283
Hilton Grand Vacations, Inc.(1)	2,206	100,925
Hilton Worldwide Holdings, Inc.	899	126,633
Hyatt Hotels Corp., Class A(1)	1,710	151,147
International Game Technology PLC	277	5,933

Jack in the Box, Inc.	49	3,347
Las Vegas Sands Corp.(1)	669	23,723
Marriott International, Inc., Class A	2,042	350,366
Marriott Vacations Worldwide Corp.	43	6,352
McDonald's Corp.	1,418	357,634
MGM Resorts International	3,253	113,757
Monarch Casino & Resort, Inc.(1)	574	38,946
Noodles & Co.(1)	1,969	12,995
Norwegian Cruise Line Holdings Ltd.(1)	4,367	69,916
ONE Group Hospitality, Inc.(1)	584	5,250
Papa John's International, Inc.	227	19,978
Penn National Gaming, Inc.(1)	3,016	96,391
Planet Fitness, Inc., Class A(1)	490	34,481
Playa Hotels & Resorts NV(1)	945	8,165
RCI Hospitality Holdings, Inc.	194	11,200
Red Robin Gourmet Burgers, Inc.(1)	134	1,319
Red Rock Resorts, Inc., Class A	2,005	77,654
Royal Caribbean Cruises Ltd.(1)	1,756	101,971
Ruth's Hospitality Group, Inc.	1,077	19,849
Scientific Games Corp., Class A(1)	443	23,390
SeaWorld Entertainment, Inc.(1)	1,367	74,064
Shake Shack, Inc., Class A(1)	95	4,622
Six Flags Entertainment Corp.(1)	148	4,344
Starbucks Corp.	2,286	179,451
Texas Roadhouse, Inc.	2,483	193,600
Travel + Leisure Co.	327	16,713
Vail Resorts, Inc.	134	33,796
Wendy's Co.	1,933	36,031
Wingstop, Inc.	190	15,135
Wyndham Hotels & Resorts, Inc.	394	31,571
Wynn Resorts Ltd.(1)	211	13,947
Yum! Brands, Inc.	810	98,391
		4,184,515
Household Durables — 0.8%
Bassett Furniture Industries, Inc.	229	3,728
Beazer Homes USA, Inc.(1)	466	7,554
Cavco Industries, Inc.(1)	165	36,656
Century Communities, Inc.	837	45,508
D.R. Horton, Inc.	3,655	274,673
Ethan Allen Interiors, Inc.	868	20,190
Garmin Ltd.	1,702	179,765
GoPro, Inc., Class A(1)	2,385	16,480
Green Brick Partners, Inc.(1)	540	13,133
Hooker Furnishings Corp.	146	2,524
Hovnanian Enterprises, Inc., Class A(1)	211	10,801
Installed Building Products, Inc.	370	35,350
iRobot Corp.(1)	286	13,611
KB Home	1,452	50,080
La-Z-Boy, Inc.	995	25,402
Leggett & Platt, Inc.	589	23,071
Lennar Corp., B Shares	255	17,128
Lennar Corp., Class A	3,819	306,475
LGI Homes, Inc.(1)	457	44,782
Lifetime Brands, Inc.	361	4,119
M.D.C. Holdings, Inc.	969	36,996

M/I Homes, Inc.(1)	727	33,987
Meritage Homes Corp.(1)	629	53,660
Mohawk Industries, Inc.(1)	835	118,119
Newell Brands, Inc.	3,563	76,391
NVR, Inc.(1)	78	347,148
PulteGroup, Inc.	6,078	275,090
Skyline Champion Corp.(1)	1,519	80,705
Sonos, Inc.(1)	2,784	61,610
Taylor Morrison Home Corp.(1)	3,148	91,198
Tempur Sealy International, Inc.	3,035	80,033
Toll Brothers, Inc.	3,705	186,991
TopBuild Corp.(1)	165	32,548
Tri Pointe Homes, Inc.(1)	3,868	81,499
Tupperware Brands Corp.(1)	158	1,048
Universal Electronics, Inc.(1)	86	2,305
VOXX International Corp.(1)	219	1,835
Whirlpool Corp.	1,692	311,734
		3,003,927
Household Products — 0.9%
Central Garden & Pet Co.(1)	81	3,660
Central Garden & Pet Co., Class A(1)	351	14,858
Church & Dwight Co., Inc.	2,321	209,029
Clorox Co.	1,371	199,289
Colgate-Palmolive Co.	8,395	661,610
Energizer Holdings, Inc.	489	14,665
Kimberly-Clark Corp.	3,874	515,319
Procter & Gamble Co.	9,641	1,425,711
Reynolds Consumer Products, Inc.	84	2,286
Spectrum Brands Holdings, Inc.	1,504	131,961
WD-40 Co.	119	22,466
		3,200,854
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	19,470	429,119
Clearway Energy, Inc., Class A	894	29,109
Clearway Energy, Inc., Class C	2,406	84,330
NextEra Energy Partners LP	854	61,189
Ormat Technologies, Inc.	1,105	92,776
Sunnova Energy International, Inc.(1)	1,348	26,960
Vistra Corp.	14,530	383,156
		1,106,639
Industrial Conglomerates — 0.4%
3M Co.	3,579	534,309
Carlisle Cos., Inc.	502	127,724
General Electric Co.	5,710	447,036
Honeywell International, Inc.	2,021	391,306
Roper Technologies, Inc.	194	85,833
		1,586,208
Insurance — 3.8%
Aflac, Inc.	10,888	659,486
Alleghany Corp.(1)	238	198,440
Allstate Corp.	5,821	795,672
Ambac Financial Group, Inc.(1)	1,189	12,734
American Equity Investment Life Holding Co.	1,706	68,684
American Financial Group, Inc.	1,855	262,111
American International Group, Inc.	13,662	801,686

AMERISAFE, Inc.	368	18,547
Aon PLC, Class A	1,590	438,315
Arch Capital Group Ltd.(1)	7,325	347,644
Argo Group International Holdings Ltd.	916	38,802
Arthur J. Gallagher & Co.	1,832	296,674
Assurant, Inc.	894	157,961
Assured Guaranty Ltd.	1,265	74,445
Axis Capital Holdings Ltd.	3,241	189,825
Brighthouse Financial, Inc.(1)	2,323	114,106
Brown & Brown, Inc.	809	48,030
Chubb Ltd.	4,049	855,513
Cincinnati Financial Corp.	2,166	276,945
CNA Financial Corp.	370	16,961
CNO Financial Group, Inc.	4,157	85,509
eHealth, Inc.(1)	98	1,029
Employers Holdings, Inc.	581	24,059
Enstar Group Ltd.(1)	198	45,922
Erie Indemnity Co., Class A	360	60,390
Everest Re Group Ltd.	820	231,650
Fidelity National Financial, Inc.	7,033	297,496
First American Financial Corp.	3,297	199,765
Genworth Financial, Inc., Class A(1)	11,877	48,102
Globe Life, Inc.	2,529	246,755
Goosehead Insurance, Inc., Class A	185	9,579
Hanover Insurance Group, Inc.	1,012	148,359
Hartford Financial Services Group, Inc.	8,341	604,806
HCI Group, Inc.(2)	212	14,410
Hippo Holdings, Inc.(1)	3,022	4,291
Horace Mann Educators Corp.	1,128	45,639
Investors Title Co.	48	7,965
James River Group Holdings Ltd.	330	8,432
Kemper Corp.	708	37,404
Kinsale Capital Group, Inc.	435	95,648
Lemonade, Inc.(1)(2)	288	6,477
Lincoln National Corp.	4,246	245,971
Loews Corp.	3,290	215,462
Markel Corp.(1)	164	224,587
Marsh & McLennan Cos., Inc.	1,272	203,456
MBIA, Inc.(1)	105	1,471
Mercury General Corp.	537	26,286
MetLife, Inc.	9,882	665,948
National Western Life Group, Inc., Class A	28	5,855
Old Republic International Corp.	7,881	188,514
Oscar Health, Inc., Class A(1)(2)	1,266	6,127
Palomar Holdings, Inc.(1)	289	17,961
Primerica, Inc.	1,378	173,628
Principal Financial Group, Inc.	5,489	400,313
ProAssurance Corp.	923	20,500
Progressive Corp.	6,505	776,567
Prudential Financial, Inc.	4,322	459,212
Reinsurance Group of America, Inc.	1,668	209,918
RenaissanceRe Holdings Ltd.	1,214	186,373
RLI Corp.	548	66,374
Safety Insurance Group, Inc.	325	30,180
Selective Insurance Group, Inc.	1,430	113,399

SelectQuote, Inc.(1)	403	1,177
SiriusPoint Ltd.(1)	1,818	10,181
Stewart Information Services Corp.	1,125	62,426
Tiptree, Inc.	1,010	10,938
Travelers Cos., Inc.	5,883	1,053,292
Trupanion, Inc.(1)	330	22,070
United Fire Group, Inc.	765	24,794
Universal Insurance Holdings, Inc.	781	10,075
Unum Group	3,934	143,394
White Mountains Insurance Group Ltd.	86	107,058
Willis Towers Watson PLC	365	77,041
WR Berkley Corp.	3,546	252,227
		13,909,043
Interactive Media and Services — 3.2%
Alphabet, Inc., Class A(1)	1,842	4,190,992
Alphabet, Inc., Class C(1)	1,645	3,751,883
Cargurus, Inc.(1)	779	19,724
Cars.com, Inc.(1)	3,040	31,464
IAC/InterActiveCorp(1)	835	71,226
Match Group, Inc.(1)	1,025	80,750
Meta Platforms, Inc., Class A(1)	17,205	3,331,576
Pinterest, Inc., Class A(1)	2,493	48,987
Snap, Inc., Class A(1)	3,439	48,524
TrueCar, Inc.(1)	1,846	6,147
Twitter, Inc.(1)	6,222	246,391
Yelp, Inc.(1)	692	20,352
Zillow Group, Inc., Class A(1)	82	3,277
Zillow Group, Inc., Class C(1)	295	11,771
ZoomInfo Technologies, Inc.(1)	847	34,210
		11,897,274
Internet and Direct Marketing Retail — 2.2%
1-800-Flowers.com, Inc., Class A(1)	849	8,286
Amazon.com, Inc.(1)	2,651	6,373,508
Booking Holdings, Inc.(1)	316	708,965
Chewy, Inc., Class A(1)(2)	788	19,542
ContextLogic, Inc., Class A(1)	3,664	6,449
DoorDash, Inc., Class A(1)	839	64,528
eBay, Inc.	3,096	150,682
Etsy, Inc.(1)	1,403	113,811
Expedia Group, Inc.(1)	973	125,838
Lands' End, Inc.(1)	165	1,914
Liquidity Services, Inc.(1)	577	7,824
MercadoLibre, Inc.(1)	280	220,046
PetMed Express, Inc.	282	6,212
Quotient Technology, Inc.(1)	315	1,317
Revolve Group, Inc.(1)	675	19,832
Shutterstock, Inc.	649	39,070
Stitch Fix, Inc., Class A(1)	127	1,076
Wayfair, Inc., Class A(1)	187	11,106
		7,880,006
IT Services — 3.1%
Accenture PLC, Class A	4,115	1,228,163
Akamai Technologies, Inc.(1)	2,118	214,003
Amdocs Ltd.	953	82,806
Automatic Data Processing, Inc.	4,017	895,550

Bill.com Holdings, Inc.(1)	547	64,677
Black Knight, Inc.(1)	377	25,602
Block, Inc.(1)	2,995	262,093
Booz Allen Hamilton Holding Corp.	1,263	108,441
Bread Financial Holdings, Inc.	1,853	102,100
Broadridge Financial Solutions, Inc.	933	136,423
Cass Information Systems, Inc.	122	4,163
Cognizant Technology Solutions Corp., Class A	6,119	457,089
CSG Systems International, Inc.	812	50,498
DXC Technology Co.(1)	8,968	315,853
EPAM Systems, Inc.(1)	345	116,789
Euronet Worldwide, Inc.(1)	413	50,039
EVERTEC, Inc.	1,120	42,493
ExlService Holdings, Inc.(1)	336	47,776
Fidelity National Information Services, Inc.	850	88,825
Fiserv, Inc.(1)	1,078	107,994
FleetCor Technologies, Inc.(1)	353	87,830
Gartner, Inc.(1)	1,103	289,427
Genpact Ltd.	1,411	62,606
Global Payments, Inc.	532	69,713
GoDaddy, Inc., Class A(1)	2,664	199,933
Hackett Group, Inc.	243	4,979
International Business Machines Corp.	4,448	617,560
International Money Express, Inc.(1)	1,660	34,229
Jack Henry & Associates, Inc.	1,379	259,418
Kyndryl Holdings, Inc.(1)	6,639	81,925
Leidos Holdings, Inc.	263	27,484
LiveRamp Holdings, Inc.(1)	716	18,330
ManTech International Corp., Class A	361	34,530
Mastercard, Inc., Class A	4,964	1,776,467
MAXIMUS, Inc.	765	49,641
MongoDB, Inc.(1)	196	46,481
Okta, Inc.(1)	363	30,147
Paychex, Inc.	4,521	559,835
Payoneer Global, Inc.(1)	2,858	14,319
PayPal Holdings, Inc.(1)	4,654	396,567
Perficient, Inc.(1)	80	7,833
Sabre Corp.(1)	745	5,595
Science Applications International Corp.	73	6,319
Snowflake, Inc., Class A(1)	815	104,035
Switch, Inc., Class A	1,413	47,689
TTEC Holdings, Inc.	119	8,025
Tucows, Inc., Class A(1)	51	2,469
Twilio, Inc., Class A(1)	724	76,143
VeriSign, Inc.(1)	430	75,057
Verra Mobility Corp.(1)	1,448	23,096
Visa, Inc., Class A	9,347	1,983,153
Western Union Co.	3,196	57,976
WEX, Inc.(1)	80	13,622
		11,473,810
Leisure Products — 0.2%
Acushnet Holdings Corp.	918	37,363
American Outdoor Brands, Inc.(1)	305	3,529
Brunswick Corp.	2,281	171,600
Callaway Golf Co.(1)	2,038	44,245

Clarus Corp.	253	5,543
Hasbro, Inc.	534	47,926
Johnson Outdoors, Inc., Class A	43	2,802
Malibu Boats, Inc., Class A(1)	709	41,547
MasterCraft Boat Holdings, Inc.(1)	673	15,748
Mattel, Inc.(1)	2,007	50,416
Nautilus, Inc.(1)	588	1,235
Peloton Interactive, Inc., Class A(1)	878	12,257
Polaris, Inc.	1,594	169,841
Smith & Wesson Brands, Inc.	2,127	32,926
Sturm Ruger & Co., Inc.	695	47,184
Vista Outdoor, Inc.(1)	1,946	74,999
YETI Holdings, Inc.(1)	2,166	99,094
		858,255
Life Sciences Tools and Services — 0.8%
10X Genomics, Inc., Class A(1)	304	15,562
Agilent Technologies, Inc.	1,361	173,609
Avantor, Inc.(1)	2,394	76,704
Berkeley Lights, Inc.(1)	64	306
Bio-Rad Laboratories, Inc., Class A(1)	282	151,657
Bio-Techne Corp.	204	75,425
Bionano Genomics, Inc.(1)(2)	2,464	4,263
Bruker Corp.	2,063	128,896
Charles River Laboratories International, Inc.(1)	183	42,837
Illumina, Inc.(1)	539	129,080
IQVIA Holdings, Inc.(1)	938	201,904
Maravai LifeSciences Holdings, Inc., Class A(1)	1,771	55,167
MaxCyte, Inc.(1)(2)	1,890	8,713
Medpace Holdings, Inc.(1)	254	36,383
Mettler-Toledo International, Inc.(1)	312	401,269
PerkinElmer, Inc.	582	87,108
Personalis, Inc.(1)	866	3,429
Quanterix Corp.(1)	542	9,138
Repligen Corp.(1)	303	49,834
Seer, Inc.(1)	406	3,605
Sotera Health Co.(1)	1,121	23,877
Syneos Health, Inc.(1)	186	13,744
Thermo Fisher Scientific, Inc.	1,723	977,923
Waters Corp.(1)	895	293,515
		2,963,948
Machinery — 2.2%
AGCO Corp.	1,087	139,277
Alamo Group, Inc.	139	16,351
Albany International Corp., Class A	898	75,791
Allison Transmission Holdings, Inc.	745	29,807
Altra Industrial Motion Corp.	245	9,606
Astec Industries, Inc.	209	9,775
Barnes Group, Inc.	798	28,752
Caterpillar, Inc.	7,133	1,539,658
Chart Industries, Inc.(1)	201	35,352
CIRCOR International, Inc.(1)	209	4,063
Crane Holdings Co.	898	85,903
Cummins, Inc.	2,392	500,215
Deere & Co.	3,752	1,342,391
Desktop Metal, Inc., Class A(1)(2)	2,197	4,504

Donaldson Co., Inc.	2,606	136,242
Douglas Dynamics, Inc.	466	14,642
Dover Corp.	549	73,517
Energy Recovery, Inc.(1)	341	6,892
Enerpac Tool Group Corp.	189	3,689
Esab Corp.(1)	442	22,100
ESCO Technologies, Inc.	315	20,730
Evoqua Water Technologies Corp.(1)	1,789	63,671
Federal Signal Corp.	688	24,149
Flowserve Corp.	1,089	34,303
Fortive Corp.	1,371	84,687
Franklin Electric Co., Inc.	361	26,613
Gorman-Rupp Co.	570	16,980
Graco, Inc.	2,614	165,466
Greenbrier Cos., Inc.	795	33,080
Helios Technologies, Inc.	388	26,547
Hillenbrand, Inc.	929	38,869
Hyster-Yale Materials Handling, Inc.	139	5,136
Ideanomics, Inc.(1)(2)	1,009	605
IDEX Corp.	266	50,952
Illinois Tool Works, Inc.	2,019	420,093
Ingersoll Rand, Inc.	3,083	145,363
ITT, Inc.	1,098	81,054
John Bean Technologies Corp.	284	34,577
Kadant, Inc.	148	27,395
Kennametal, Inc.	1,693	46,964
Lincoln Electric Holdings, Inc.	1,652	224,375
Lindsay Corp.	97	12,222
Manitowoc Co., Inc.(1)	304	3,958
Meritor, Inc.(1)	1,156	41,813
Microvast Holdings, Inc.(1)(2)	1,335	6,675
Middleby Corp.(1)	205	31,049
Miller Industries, Inc.	151	3,727
Mueller Industries, Inc.	2,547	137,156
Mueller Water Products, Inc., Class A	2,715	32,390
Nikola Corp.(1)(2)	820	5,789
NN, Inc.(1)	691	1,935
Nordson Corp.	313	68,196
Omega Flex, Inc.	78	8,622
Oshkosh Corp.	2,158	200,500
Otis Worldwide Corp.	1,694	126,034
PACCAR, Inc.	3,818	331,555
Park-Ohio Holdings Corp.	125	1,948
Parker-Hannifin Corp.	321	87,367
Pentair PLC	444	22,275
Proterra, Inc.(1)(2)	1,940	12,513
RBC Bearings, Inc.(1)	319	59,458
REV Group, Inc.	628	7,706
Shyft Group, Inc.	1,440	31,954
Snap-on, Inc.	977	216,777
SPX Corp.(1)	349	17,565
Standex International Corp.	289	26,906
Stanley Black & Decker, Inc.	381	45,221
Tennant Co.	589	36,659
Terex Corp.	1,789	63,313

Timken Co.	830	50,688
Titan International, Inc.(1)	669	12,182
Toro Co.	2,636	217,444
TriMas Corp.	840	23,671
Trinity Industries, Inc.	1,464	36,395
Wabash National Corp.	397	6,094
Watts Water Technologies, Inc., Class A	388	50,762
Welbilt, Inc.(1)	90	2,130
Westinghouse Air Brake Technologies Corp.	1,175	110,990
Woodward, Inc.	1,377	139,917
Xylem, Inc.	671	56,532
		7,998,224
Marine — 0.1%
Costamare, Inc.	1,279	18,187
Eagle Bulk Shipping, Inc.	484	35,458
Genco Shipping & Trading Ltd.	1,459	36,840
Kirby Corp.(1)	1,123	75,836
Matson, Inc.	1,684	151,358
Safe Bulkers, Inc.	2,798	13,319
		330,998
Media — 0.9%
Altice USA, Inc., Class A(1)	842	9,582
AMC Networks, Inc., Class A(1)	1,115	43,775
Boston Omaha Corp., Class A(1)	279	6,096
Cable One, Inc.	109	142,038
Charter Communications, Inc., Class A(1)	518	262,590
Comcast Corp., Class A	30,321	1,342,614
Cumulus Media, Inc., Class A(1)	604	7,278
DISH Network Corp., Class A(1)	7,941	181,293
Entravision Communications Corp., Class A	2,377	12,432
Fox Corp., Class A	5,126	182,024
Fox Corp., Class B	2,394	78,308
Gannett Co., Inc.(1)	920	3,616
Gray Television, Inc.	1,992	39,282
Interpublic Group of Cos., Inc.	3,801	122,506
John Wiley & Sons, Inc., Class A	69	3,654
Liberty Broadband Corp., Class A(1)	212	25,866
Liberty Broadband Corp., Class C(1)	1,146	143,445
Liberty Media Corp.-Liberty SiriusXM, Class A(1)	173	7,147
Liberty Media Corp.-Liberty SiriusXM, Class C(1)	297	12,207
Loyalty Ventures, Inc.(1)	1	11
New York Times Co., Class A	3,092	106,643
News Corp., Class A	4,508	78,439
News Corp., Class B	1,406	24,717
Nexstar Media Group, Inc., Class A	400	70,088
Omnicom Group, Inc.	1,905	142,132
Paramount Global, Class B	7,418	254,660
PubMatic, Inc., Class A(1)	1,125	22,432
Scholastic Corp.	581	21,805
Sirius XM Holdings, Inc.(2)	2,311	14,790
TechTarget, Inc.(1)	102	7,251
TEGNA, Inc.	439	9,614
WideOpenWest, Inc.(1)	2,553	56,115
		3,434,450

Metals and Mining — 1.6%
Alcoa Corp.	5,866	362,050
Allegheny Technologies, Inc.(1)	3,016	82,940
Alpha Metallurgical Resources, Inc.(1)	784	126,804
Arconic Corp.(1)	2,288	64,361
Carpenter Technology Corp.	1,064	37,485
Century Aluminum Co.(1)	1,342	15,836
Cleveland-Cliffs, Inc.(1)	18,770	435,089
Coeur Mining, Inc.(1)	4,989	19,407
Commercial Metals Co.	3,970	157,728
Freeport-McMoRan, Inc.	29,865	1,167,124
Gold Resource Corp.	3,735	6,536
Haynes International, Inc.	157	6,005
Hecla Mining Co.	11,425	53,926
Kaiser Aluminum Corp.	498	50,881
MP Materials Corp.(1)	1,504	59,303
Newmont Corp.	11,252	763,448
Nucor Corp.	8,009	1,060,872
Olympic Steel, Inc.	164	5,604
Piedmont Lithium, Inc.(1)	161	10,426
Reliance Steel & Aluminum Co.	985	191,484
Royal Gold, Inc.	942	106,521
Ryerson Holding Corp.	779	23,479
Schnitzer Steel Industries, Inc., Class A	1,280	51,994
Steel Dynamics, Inc.	6,503	555,226
SunCoke Energy, Inc.	3,751	30,346
TimkenSteel Corp.(1)	2,117	48,903
United States Steel Corp.	10,901	273,288
Warrior Met Coal, Inc.	3,057	102,776
Worthington Industries, Inc.	425	19,822
		5,889,664
Multi-Utilities — 1.0%
Ameren Corp.	3,397	323,360
Avista Corp.	1,821	79,104
CenterPoint Energy, Inc.	4,617	147,975
CMS Energy Corp.	4,530	321,811
Consolidated Edison, Inc.	5,487	544,640
Dominion Energy, Inc.	6,525	549,535
DTE Energy Co.	1,992	264,358
NiSource, Inc.	8,926	280,723
NorthWestern Corp.	702	43,011
Public Service Enterprise Group, Inc.	3,253	222,961
Sempra Energy	4,171	683,460
Unitil Corp.	565	32,663
WEC Energy Group, Inc.	952	100,027
		3,593,628
Multiline Retail — 0.9%
Big Lots, Inc.	932	22,825
Dillard's, Inc., Class A(2)	218	65,723
Dollar General Corp.	2,922	643,833
Dollar Tree, Inc.(1)	4,340	695,832
Kohl's Corp.	5,840	235,469
Macy's, Inc.	10,794	255,278
Nordstrom, Inc.	4,513	119,279
Ollie's Bargain Outlet Holdings, Inc.(1)	379	17,802

Target Corp.	7,921	1,282,251
		3,338,292
Oil, Gas and Consumable Fuels — 8.9%
Alto Ingredients, Inc.(1)	755	3,360
Antero Midstream Corp.	11,707	127,138
Antero Resources Corp.(1)	9,433	404,487
APA Corp.	2,072	97,405
Arch Resources, Inc.	745	113,866
Berry Corp.	3,422	38,087
Brigham Minerals, Inc., Class A	1,200	36,372
California Resources Corp.	2,483	108,433
Callon Petroleum Co.(1)	2,218	129,664
Centennial Resource Development, Inc., Class A(1)	9,713	77,121
Cheniere Energy, Inc.	1,998	273,267
Chesapeake Energy Corp.(2)	4,452	433,536
Chevron Corp.	18,191	3,177,240
Civitas Resources, Inc.	2,198	167,817
Clean Energy Fuels Corp.(1)	3,357	18,564
CNX Resources Corp.(1)	8,153	177,083
Comstock Resources, Inc.(1)	4,528	87,390
ConocoPhillips	20,765	2,333,155
CONSOL Energy, Inc.(1)	1,572	81,052
Continental Resources, Inc.	2,500	170,175
Coterra Energy, Inc.	19,346	664,148
Crescent Energy Co., Class A(2)	825	14,908
CVR Energy, Inc.	1,422	48,960
Delek US Holdings, Inc.(1)	270	7,873
Denbury, Inc.(1)	1,673	122,363
Devon Energy Corp.	18,156	1,359,884
DHT Holdings, Inc.	4,534	27,023
Diamondback Energy, Inc.	4,702	714,798
Dorian LPG Ltd.	1,894	32,198
DTE Midstream LLC(1)	2,211	128,459
Earthstone Energy, Inc., Class A(1)	1,758	31,679
EnLink Midstream LLC	8,756	99,818
EOG Resources, Inc.	12,123	1,660,366
EQT Corp.	9,743	464,936
Equitrans Midstream Corp.	15,816	124,472
Evolution Petroleum Corp.	1,487	10,900
Exxon Mobil Corp.	45,321	4,350,816
Gevo, Inc.(1)(2)	2,230	9,366
Green Plains, Inc.(1)	925	30,137
Gulfport Energy Corp.(1)	584	56,502
Hess Corp.	7,723	950,470
Hess Midstream LP, Class A	276	8,995
HF Sinclair Corp.	4,254	208,871
International Seaways, Inc.	562	13,561
Kimbell Royalty Partners LP	2,153	40,821
Kinder Morgan, Inc.	19,417	382,321
Kosmos Energy Ltd.(1)	20,600	159,444
Laredo Petroleum, Inc.(1)	861	72,470
Magnolia Oil & Gas Corp., Class A	6,667	184,076
Marathon Oil Corp.	21,984	690,957
Marathon Petroleum Corp.	9,780	995,506
Matador Resources Co.	4,682	285,134

Murphy Oil Corp.	6,119	259,568
New Fortress Energy, Inc.	738	34,384
Nordic American Tankers Ltd.	8,182	16,773
Oasis Petroleum, Inc.	856	135,873
Occidental Petroleum Corp.	22,369	1,550,395
ONEOK, Inc.	10,482	690,240
Ovintiv, Inc.	9,448	528,994
Par Pacific Holdings, Inc.(1)	295	4,838
PBF Energy, Inc., Class A(1)	4,544	150,861
PDC Energy, Inc.	4,310	341,093
Peabody Energy Corp.(1)	3,252	76,780
Phillips 66	9,993	1,007,394
Pioneer Natural Resources Co.	4,639	1,289,364
Plains GP Holdings LP, Class A	5,616	67,167
Range Resources Corp.(1)	11,814	401,085
Ranger Oil Corp., Class A(1)	1,332	57,023
Rattler Midstream LP	462	7,896
Renewable Energy Group, Inc.(1)	662	40,587
REX American Resources Corp.(1)	188	16,335
Ring Energy, Inc.(1)	4,287	19,034
SandRidge Energy, Inc.(1)	1,448	34,129
Scorpio Tankers, Inc.	1,387	45,840
SFL Corp. Ltd.	4,194	47,183
SilverBow Resources, Inc.(1)(2)	671	25,914
SM Energy Co.	5,538	267,319
Southwestern Energy Co.(1)	39,786	362,848
Talos Energy, Inc.(1)	3,477	75,103
Targa Resources Corp.	7,349	529,275
Teekay Tankers Ltd., Class A(1)	1,161	23,975
Tellurian, Inc.(1)	8,156	38,904
Texas Pacific Land Corp.	196	306,934
VAALCO Energy, Inc.	2,868	21,969
Valero Energy Corp.	8,475	1,098,360
Vertex Energy, Inc.(1)(2)	1,278	17,879
Viper Energy Partners LP	1,359	45,608
Whiting Petroleum Corp.	1,736	153,567
Williams Cos., Inc.	19,802	733,862
World Fuel Services Corp.	1,606	39,813
		32,571,610
Paper and Forest Products — 0.1%
Boise Cascade Co.	1,880	145,362
Clearwater Paper Corp.(1)	642	22,053
Glatfelter Corp.	1,507	12,990
Louisiana-Pacific Corp.	3,453	238,464
Mercer International, Inc.	1,814	26,793
Neenah, Inc.	341	12,927
Sylvamo Corp.(1)	1,396	70,833
		529,422
Personal Products — 0.2%
Beauty Health Co.(1)	788	11,245
BellRing Brands, Inc.(1)	203	5,309
Coty, Inc., Class A(1)	226	1,602
Edgewell Personal Care Co.	654	23,806
elf Beauty, Inc.(1)	178	4,738
Estee Lauder Cos., Inc., Class A	1,364	347,343

GXO Logistics, Inc.(1)	748	40,594
Herbalife Nutrition Ltd.(1)	446	9,718
Inter Parfums, Inc.	495	36,531
Medifast, Inc.	515	85,876
Nu Skin Enterprises, Inc., Class A	1,997	93,160
USANA Health Sciences, Inc.(1)	442	31,086
		691,008
Pharmaceuticals — 4.3%
Amneal Pharmaceuticals, Inc.(1)	658	2,389
Amphastar Pharmaceuticals, Inc.(1)	912	33,872
Arvinas, Inc.(1)	1,841	76,751
Assertio Holdings, Inc.(1)(2)	2,974	8,952
AstraZeneca PLC, ADR	3,301	219,451
Atea Pharmaceuticals, Inc.(1)	3,630	28,604
Athira Pharma, Inc.(1)	865	7,854
Bristol-Myers Squibb Co.	24,322	1,835,095
Catalent, Inc.(1)	1,264	130,268
Collegium Pharmaceutical, Inc.(1)	1,077	16,823
Contra Zogenix, Inc.	21	14
Corcept Therapeutics, Inc.(1)	3,261	67,959
Elanco Animal Health, Inc.(1)	2,049	48,561
Eli Lilly & Co.	5,571	1,746,174
Endo International PLC(1)	569	300
Harmony Biosciences Holdings, Inc.(1)	1,234	53,802
Harrow Health, Inc.(1)	610	4,410
Innoviva, Inc.(1)	2,990	45,358
Intra-Cellular Therapies, Inc.(1)	875	50,225
Jazz Pharmaceuticals PLC(1)	639	95,646
Johnson & Johnson	23,455	4,210,876
Lannett Co., Inc.(1)(2)	110	57
Merck & Co., Inc.	26,658	2,453,336
Nektar Therapeutics(1)	1,106	3,849
Nuvation Bio, Inc.(1)(2)	2,146	7,575
Ocular Therapeutix, Inc.(1)	278	870
Organon & Co.	1,514	57,472
Perrigo Co. PLC	1,973	78,644
Pfizer, Inc.	59,245	3,142,355
Phibro Animal Health Corp., Class A	349	6,704
Pliant Therapeutics, Inc.(1)	173	974
Prestige Consumer Healthcare, Inc.(1)	1,185	66,147
Reata Pharmaceuticals, Inc., Class A(1)	1	28
Royalty Pharma PLC, Class A	3,276	134,775
SIGA Technologies, Inc.	2,227	24,363
Supernus Pharmaceuticals, Inc.(1)	1,246	34,726
Theravance Biopharma, Inc.(1)	88	773
Viatris, Inc.	25,853	317,216
Zoetis, Inc.	3,630	620,476
		15,633,724
Professional Services — 0.5%
ASGN, Inc.(1)	367	34,949
Barrett Business Services, Inc.	192	14,373
CACI International, Inc., Class A(1)	73	20,467
CBIZ, Inc.(1)	150	6,144
Clarivate PLC(1)	5,008	73,968
CoStar Group, Inc.(1)	2,261	137,785

CRA International, Inc.	224	19,204
Dun & Bradstreet Holdings, Inc.(1)	380	6,563
Equifax, Inc.	584	118,307
Exponent, Inc.	542	48,991
Franklin Covey Co.(1)	585	22,411
FTI Consulting, Inc.(1)	197	33,096
Heidrick & Struggles International, Inc.	865	29,894
ICF International, Inc.	43	4,395
Insperity, Inc.	1,132	113,279
Jacobs Engineering Group, Inc.	365	51,133
KBR, Inc.	1,649	82,054
Kelly Services, Inc., Class A	331	6,607
Kforce, Inc.	916	60,163
Korn Ferry	1,082	66,500
ManpowerGroup, Inc.	804	72,046
Nielsen Holdings PLC	1,070	27,349
Resources Connection, Inc.	350	6,465
Robert Half International, Inc.	3,564	321,295
TransUnion	796	69,101
TriNet Group, Inc.(1)	1,299	102,023
TrueBlue, Inc.(1)	1,245	27,415
Verisk Analytics, Inc.	840	146,933
		1,722,910
Real Estate Management and Development — 0.2%
CBRE Group, Inc., Class A(1)	3,938	326,224
Cushman & Wakefield PLC(1)	257	4,798
Douglas Elliman, Inc.	2,917	16,773
Forestar Group, Inc.(1)	454	7,527
FRP Holdings, Inc.(1)	20	1,200
Howard Hughes Corp.(1)	629	52,918
Jones Lang LaSalle, Inc.(1)	937	184,889
Kennedy-Wilson Holdings, Inc.	3,861	81,313
Marcus & Millichap, Inc.	1,365	57,166
RE/MAX Holdings, Inc., Class A	648	15,746
Realogy Holdings Corp.(1)	297	3,677
RMR Group, Inc., Class A	296	8,886
St. Joe Co.	992	50,086
		811,203
Road and Rail — 1.8%
AMERCO	273	133,765
ArcBest Corp.	962	72,756
Avis Budget Group, Inc.(1)	172	32,728
Canadian Pacific Railway Ltd.	4,190	299,334
Covenant Logistics Group, Inc.	651	14,758
CSX Corp.	39,804	1,265,369
Daseke, Inc.(1)	1,443	10,909
Heartland Express, Inc.	810	11,567
J.B. Hunt Transport Services, Inc.	2,706	467,001
Knight-Swift Transportation Holdings, Inc.	2,418	117,612
Landstar System, Inc.	1,247	188,833
Lyft, Inc., Class A(1)	1,303	23,037
Marten Transport Ltd.	2,109	37,034
Norfolk Southern Corp.	4,148	994,110
Old Dominion Freight Line, Inc.	2,143	553,408
PAM Transportation Services, Inc.(1)	436	12,143

Ryder System, Inc.	1,723	137,874
Saia, Inc.(1)	798	157,677
Schneider National, Inc., Class B	1,675	40,435
Uber Technologies, Inc.(1)	5,594	129,781
Union Pacific Corp.	8,891	1,954,064
US Xpress Enterprises, Inc., Class A(1)	274	811
USA Truck, Inc.(1)	549	8,696
Werner Enterprises, Inc.	1,690	68,563
		6,732,265
Semiconductors and Semiconductor Equipment — 4.9%
Advanced Energy Industries, Inc.	922	75,106
Advanced Micro Devices, Inc.(1)	15,697	1,598,896
Allegro MicroSystems, Inc.(1)	1,211	31,183
Alpha & Omega Semiconductor Ltd.(1)	643	28,247
Amkor Technology, Inc.	3,413	69,762
Analog Devices, Inc.	2,067	348,083
Applied Materials, Inc.	9,799	1,149,325
Axcelis Technologies, Inc.(1)	904	56,102
Azenta, Inc.	823	63,075
Broadcom, Inc.	1,893	1,098,186
CEVA, Inc.(1)	78	2,813
Cirrus Logic, Inc.(1)	1,724	140,575
CMC Materials, Inc.	187	33,088
Cohu, Inc.(1)	570	17,345
Diodes, Inc.(1)	1,307	100,652
Enphase Energy, Inc.(1)	639	118,975
Entegris, Inc.	1,359	150,795
First Solar, Inc.(1)	1,628	114,953
Formfactor, Inc.(1)	1,211	49,724
GLOBALFOUNDRIES, Inc.(1)	259	15,460
Intel Corp.	36,872	1,637,854
KLA Corp.	2,480	904,828
Kulicke & Soffa Industries, Inc.	1,620	87,755
Lam Research Corp.	2,190	1,138,866
Lattice Semiconductor Corp.(1)	701	36,466
MACOM Technology Solutions Holdings, Inc., Class H(1)	105	5,724
MagnaChip Semiconductor Corp.(1)	601	11,720
Marvell Technology, Inc.	4,008	237,073
MaxLinear, Inc.(1)	539	21,339
Microchip Technology, Inc.	2,183	158,595
Micron Technology, Inc.	17,292	1,276,841
MKS Instruments, Inc.	885	109,297
Monolithic Power Systems, Inc.	313	140,972
NeoPhotonics Corp.(1)	423	6,518
NVIDIA Corp.	10,245	1,912,946
NXP Semiconductors NV	985	186,914
ON Semiconductor Corp.(1)	10,396	630,829
Onto Innovation, Inc.(1)	510	40,994
PDF Solutions, Inc.(1)	768	18,355
Photronics, Inc.(1)	2,470	53,698
Power Integrations, Inc.	882	74,423
Qorvo, Inc.(1)	1,536	171,648
QUALCOMM, Inc.	6,368	912,025
Rambus, Inc.(1)	1,432	35,943
Semtech Corp.(1)	543	34,801

Silicon Laboratories, Inc.(1)	561	83,679
Skyworks Solutions, Inc.	2,106	229,280
SMART Global Holdings, Inc.(1)	1,098	27,066
SolarEdge Technologies, Inc.(1)	301	82,110
Synaptics, Inc.(1)	920	136,270
Teradyne, Inc.	4,306	470,474
Texas Instruments, Inc.	10,387	1,836,006
Ultra Clean Holdings, Inc.(1)	942	31,614
Universal Display Corp.	310	39,156
Veeco Instruments, Inc.(1)	988	21,173
Wolfspeed, Inc.(1)	646	48,599
		18,114,196
Software — 5.6%
A10 Networks, Inc.	1,937	29,849
ACI Worldwide, Inc.(1)	251	6,687
Adobe, Inc.(1)	2,013	838,374
Altair Engineering, Inc., Class A(1)	262	14,400
American Software, Inc., Class A	628	10,739
Anaplan, Inc.(1)	290	19,024
ANSYS, Inc.(1)	336	87,481
Asana, Inc., Class A(1)(2)	238	5,174
Aspen Technology, Inc.(1)	270	52,242
Autodesk, Inc.(1)	1,532	318,273
Avalara, Inc.(1)	257	21,760
Avaya Holdings Corp.(1)	936	3,454
Bentley Systems, Inc., Class B	523	17,981
Blackbaud, Inc.(1)	48	3,055
BM Technologies, Inc.(1)	51	336
Box, Inc., Class A(1)	1,329	34,700
C3.ai, Inc., Class A(1)(2)	297	5,619
Cadence Design Systems, Inc.(1)	2,267	348,506
CDK Global, Inc.	695	37,850
Ceridian HCM Holding, Inc.(1)	388	21,844
Citrix Systems, Inc.	775	78,035
Cloudflare, Inc., Class A(1)	747	41,832
CommVault Systems, Inc.(1)	646	39,412
Concentrix Corp.	587	90,920
Consensus Cloud Solutions, Inc.(1)	294	14,121
Coupa Software, Inc.(1)	162	11,144
Crowdstrike Holdings, Inc., Class A(1)	1,182	189,108
Datadog, Inc., Class A(1)	734	70,016
Digital Turbine, Inc.(1)	1,458	37,077
DocuSign, Inc.(1)	1,998	167,652
Dropbox, Inc., Class A(1)	1,553	32,365
Duck Creek Technologies, Inc.(1)	204	3,788
Dynatrace, Inc.(1)	454	17,102
Elastic NV(1)	232	14,303
Envestnet, Inc.(1)	56	3,731
Fair Isaac Corp.(1)	220	90,101
Five9, Inc.(1)	84	8,124
Fortinet, Inc.(1)	1,785	525,040
Guidewire Software, Inc.(1)	731	58,436
HubSpot, Inc.(1)	150	50,654
Intuit, Inc.	1,093	453,005
Manhattan Associates, Inc.(1)	966	116,818

Microsoft Corp.	47,550	12,927,419
MicroStrategy, Inc., Class A(1)(2)	6	1,588
Mitek Systems, Inc.(1)	300	2,706
NortonLifeLock, Inc.	2,630	64,014
Nutanix, Inc., Class A(1)	878	14,224
OneSpan, Inc.(1)	120	1,588
Oracle Corp. (New York)	6,108	439,287
Palantir Technologies, Inc., Class A(1)	6,821	59,206
Palo Alto Networks, Inc.(1)	1,134	570,153
Paycom Software, Inc.(1)	360	102,362
Paylocity Holding Corp.(1)	260	45,464
Pegasystems, Inc.	730	36,164
Procore Technologies, Inc.(1)	234	10,647
Progress Software Corp.	420	20,290
PTC, Inc.(1)	165	19,227
Qualys, Inc.(1)	1,191	155,640
Rapid7, Inc.(1)	344	24,379
RingCentral, Inc., Class A(1)	153	9,660
Riot Blockchain, Inc.(1)	1,138	8,182
Salesforce, Inc.(1)	2,871	460,049
ServiceNow, Inc.(1)	901	421,190
Smartsheet, Inc., Class A(1)	581	20,713
Splunk, Inc.(1)	446	45,742
SPS Commerce, Inc.(1)	399	42,709
SS&C Technologies Holdings, Inc.	517	33,083
Synopsys, Inc.(1)	669	213,545
Tenable Holdings, Inc.(1)	482	24,245
Teradata Corp.(1)	2,037	78,282
Trade Desk, Inc., Class A(1)	1,746	90,879
Tyler Technologies, Inc.(1)	156	55,508
Unity Software, Inc.(1)	612	24,462
Verint Systems, Inc.(1)	99	5,053
VirnetX Holding Corp.(1)(2)	637	771
VMware, Inc., Class A	763	97,740
Vonage Holdings Corp.(1)	279	5,404
Workday, Inc., Class A(1)	579	90,498
Xperi Holding Corp.	52	856
Zendesk, Inc.(1)	119	10,883
Ziff Davis, Inc.(1)	366	27,940
Zoom Video Communications, Inc., Class A(1)	605	65,007
Zscaler, Inc.(1)	240	36,742
		20,353,633
Specialty Retail — 2.9%
Aaron's Co., Inc.	1,139	22,279
Abercrombie & Fitch Co., Class A(1)	2,006	41,003
Academy Sports & Outdoors, Inc.	3,368	112,862
Advance Auto Parts, Inc.	1,730	328,458
American Eagle Outfitters, Inc.(2)	2,570	31,123
Arko Corp.	3,379	30,512
Asbury Automotive Group, Inc.(1)	791	143,290
AutoNation, Inc.(1)	1,703	203,611
AutoZone, Inc.(1)	93	191,547
Bath & Body Works, Inc.	773	31,708
Bed Bath & Beyond, Inc.(1)	1,677	14,506
Best Buy Co., Inc.	4,874	399,960

Big 5 Sporting Goods Corp.	321	4,093
Boot Barn Holdings, Inc.(1)	1,085	87,560
Buckle, Inc.	1,139	37,428
Build-A-Bear Workshop, Inc.	1,114	22,714
Burlington Stores, Inc.(1)	2,285	384,566
Caleres, Inc.	1,305	37,140
Camping World Holdings, Inc., Class A	462	12,534
CarMax, Inc.(1)	1,491	148,012
Carvana Co.(1)	155	4,563
Cato Corp., Class A	608	7,934
Chico's FAS, Inc.(1)	3,603	17,835
Children's Place, Inc.(1)	496	23,550
Citi Trends, Inc.(1)	310	9,263
Conn's, Inc.(1)	1,071	14,137
Container Store Group, Inc.(1)	332	2,556
Designer Brands, Inc., Class A	2,126	33,017
Dick's Sporting Goods, Inc.(2)	2,161	175,538
Express, Inc.(1)	1,177	3,496
Five Below, Inc.(1)	1,398	182,565
Floor & Decor Holdings, Inc., Class A(1)	2,329	175,700
Foot Locker, Inc.	2,276	75,062
GameStop Corp., Class A(1)(2)	36	4,491
Gap, Inc.	4,484	49,459
Genesco, Inc.(1)	669	37,671
Group 1 Automotive, Inc.	719	129,125
Guess?, Inc.	1,409	29,392
Haverty Furniture Cos., Inc.	552	15,600
Hibbett, Inc.	424	21,518
Home Depot, Inc.	4,383	1,326,953
Kirkland's, Inc.(1)(2)	193	1,117
Leslie's, Inc.(1)(2)	228	4,428
Lithia Motors, Inc.	930	283,157
LL Flooring Holdings, Inc.(1)	428	5,140
Lowe's Cos., Inc.	4,043	789,598
MarineMax, Inc.(1)	860	35,613
Monro, Inc.	56	2,656
Murphy USA, Inc.	981	244,387
National Vision Holdings, Inc.(1)	585	16,462
O'Reilly Automotive, Inc.(1)	527	335,789
ODP Corp.(1)	1,736	66,298
Party City Holdco, Inc.(1)	635	914
Penske Automotive Group, Inc.	1,020	117,443
Rent-A-Center, Inc.	1,267	34,893
RH(1)	456	132,276
Ross Stores, Inc.	10,387	883,103
Sally Beauty Holdings, Inc.(1)	1,334	20,223
Shoe Carnival, Inc.	492	13,412
Signet Jewelers Ltd.	2,014	120,034
Sonic Automotive, Inc., Class A	922	42,052
Sportsman's Warehouse Holdings, Inc.(1)	796	7,530
Tilly's, Inc., Class A	712	5,895
TJX Cos., Inc.	17,584	1,117,815
Tractor Supply Co.	2,936	550,089
TravelCenters of America, Inc.(1)	734	28,663
Ulta Beauty, Inc.(1)	1,432	605,879

Urban Outfitters, Inc.(1)	1,183	24,902
Victoria's Secret & Co.(1)	3,269	134,715
Vroom, Inc.(1)(2)	638	912
Williams-Sonoma, Inc.	2,325	297,414
Zumiez, Inc.(1)	640	20,998
		10,568,138
Technology Hardware, Storage and Peripherals — 4.5%
Apple, Inc.	101,906	15,167,689
Avid Technology, Inc.(1)	259	7,586
Dell Technologies, Inc., Class C	2,087	104,225
Diebold Nixdorf, Inc.(1)	309	961
Hewlett Packard Enterprise Co.	10,968	171,101
HP, Inc.	5,124	199,016
NCR Corp.(1)	943	32,713
NetApp, Inc.	2,900	208,655
Pure Storage, Inc., Class A(1)	1,885	44,731
Seagate Technology Holdings PLC	3,068	259,768
Stratasys Ltd.(1)	65	1,296
Super Micro Computer, Inc.(1)	867	43,402
Turtle Beach Corp.(1)(2)	208	3,636
Western Digital Corp.(1)	1,695	102,869
Xerox Holdings Corp.	1,431	26,931
		16,374,579
Textiles, Apparel and Luxury Goods — 1.1%
Capri Holdings Ltd.(1)	4,929	240,239
Carter's, Inc.	1,203	92,691
Columbia Sportswear Co.	506	39,357
Crocs, Inc.(1)	1,885	105,108
Deckers Outdoor Corp.(1)	786	211,088
Fossil Group, Inc.(1)	764	5,608
G-III Apparel Group Ltd.(1)	1,426	35,736
Hanesbrands, Inc.	5,462	64,834
Kontoor Brands, Inc.	1,131	45,319
Lakeland Industries, Inc.(1)	124	2,207
Levi Strauss & Co., Class A	2,442	44,347
lululemon athletica, Inc.(1)	1,798	526,257
Movado Group, Inc.	613	20,799
NIKE, Inc., Class B	11,788	1,401,004
Oxford Industries, Inc.	701	63,903
PVH Corp.	2,090	148,118
Ralph Lauren Corp.	1,442	145,772
Rocky Brands, Inc.	110	4,119
Skechers USA, Inc., Class A(1)	1,975	77,815
Steven Madden Ltd.	1,100	40,898
Tapestry, Inc.	7,898	272,481
Under Armour, Inc., Class A(1)	4,094	43,315
Under Armour, Inc., Class C(1)	4,805	46,608
Unifi, Inc.(1)	394	6,229
VF Corp.	3,131	157,990
Wolverine World Wide, Inc.	1,604	34,229
		3,876,071
Thrifts and Mortgage Finance — 0.4%
Axos Financial, Inc.(1)	1,381	53,376
Blue Foundry Bancorp(1)	1,039	12,437
Bridgewater Bancshares, Inc.(1)	809	13,130

Columbia Financial, Inc.(1)	962	20,000
Enact Holdings, Inc.	915	22,253
Essent Group Ltd.	3,470	148,481
Federal Agricultural Mortgage Corp., Class C	285	29,928
Flagstar Bancorp, Inc.	1,880	72,436
FS Bancorp, Inc.	140	4,235
Hingham Institution For Savings	30	9,684
Home Bancorp, Inc.	231	7,944
HomeStreet, Inc.	686	27,653
Kearny Financial Corp.	988	12,261
Merchants Bancorp	397	10,119
Meta Financial Group, Inc.	714	29,681
MGIC Investment Corp.	10,563	147,143
Mr. Cooper Group, Inc.(1)	2,696	116,898
New York Community Bancorp, Inc.	8,455	84,381
NMI Holdings, Inc., Class A(1)	3,188	59,329
Northfield Bancorp, Inc.	1,268	16,852
Northwest Bancshares, Inc.	2,752	35,473
PennyMac Financial Services, Inc.	1,046	51,275
Provident Financial Services, Inc.	1,634	37,566
Radian Group, Inc.	5,792	124,586
Southern Missouri Bancorp, Inc.	393	18,345
TFS Financial Corp.	577	8,666
TrustCo Bank Corp. NY	416	13,399
Walker & Dunlop, Inc.	1,358	144,369
Washington Federal, Inc.	1,697	55,068
Waterstone Financial, Inc.	1,058	18,293
WSFS Financial Corp.	1,578	67,507
		1,472,768
Trading Companies and Distributors — 0.7%
Air Lease Corp.	3,834	144,197
Alta Equipment Group, Inc.(1)	676	7,281
Applied Industrial Technologies, Inc.	796	82,314
BlueLinx Holdings, Inc.(1)	434	35,874
Fastenal Co.	8,539	457,349
GATX Corp.	1,279	138,068
Global Industrial Co.	719	24,640
H&E Equipment Services, Inc.	1,433	51,086
Herc Holdings, Inc.	1,057	123,902
Kaman Corp.	710	25,709
MRC Global, Inc.(1)	2,908	32,541
MSC Industrial Direct Co., Inc., Class A	722	61,319
NOW, Inc.(1)	3,177	35,074
Rush Enterprises, Inc., Class A	1,829	93,242
Rush Enterprises, Inc., Class B	295	14,605
SiteOne Landscape Supply, Inc.(1)	519	69,686
Textainer Group Holdings Ltd.	1,559	50,574
Titan Machinery, Inc.(1)	997	26,331
Transcat, Inc.(1)	74	4,691
Triton International Ltd.	2,813	179,385
United Rentals, Inc.(1)	659	196,501
Univar Solutions, Inc.(1)	248	7,619
Veritiv Corp.(1)	656	95,350
W.W. Grainger, Inc.	1,218	593,251
Watsco, Inc.	365	93,305

WESCO International, Inc.(1)	504	63,292
		2,707,186
Water Utilities — 0.1%
American States Water Co.	389	30,828
American Water Works Co., Inc.	2,135	322,919
California Water Service Group	504	27,050
Essential Utilities, Inc.	555	25,674
		406,471
Wireless Telecommunication Services — 0.4%
Frontier Communications Parent, Inc.(1)	7,854	203,654
Gogo, Inc.(1)	445	9,016
Shenandoah Telecommunications Co.	1,063	24,407
T-Mobile US, Inc.(1)	7,873	1,049,392
Telephone and Data Systems, Inc.	3,403	60,335
United States Cellular Corp.(1)	828	25,428
		1,372,232
TOTAL COMMON STOCKS (Cost $358,646,568)		364,922,060
SHORT-TERM INVESTMENTS — 0.8%
Money Market Funds — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,626,513	1,626,513
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,476,557	1,476,557
TOTAL SHORT-TERM INVESTMENTS (Cost $3,103,070)		3,103,070
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $361,749,638)		368,025,130
OTHER ASSETS AND LIABILITIES — (0.3)%		(1,197,960)
TOTAL NET ASSETS — 100.0%		$366,827,170

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	4	June 2022	$826,250	$(12,316)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,737,857. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,792,984, which includes securities collateral of $316,427.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.
The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.